                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-7115

                      (Investment Company Act File Number)

                      Federated Total Return Series, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  11/30/06

             Date of Reporting Period:  Fiscal year ended 11/30/06

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Total Return Bond Fund

Established 2001

A Portfolio of Federated Total Return Series, Inc.

6TH ANNUAL SHAREHOLDER REPORT

November 30, 2006

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2006	2005	1	2004	2003	2002
Net Asset Value, Beginning of Period	$10.52	$10.79	$10.75	$10.62	$10.68
Income From Investment Operations:
Net investment income	0.47	0.45	0.46	2	0.46	0.59
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.15	(0.26)	0.05	0.14	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.62	0.19	0.51	0.60	0.57
Less Distributions:
Distributions from net investment income	(0.47)	(0.46)	(0.47)	(0.47)	(0.58)
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	--	(0.05)
TOTAL DISTRIBUTIONS	(0.47)	(0.46)	(0.47)	(0.47)	(0.63)
Net Asset Value, End of Period	$10.67	$10.52	$10.79	$10.75	$10.62
Total Return3	6.10%	1.77%	4.81%	5.69%	5.58%

Ratios to Average Net Assets:
Net expenses	0.93%	0.90%	0.93%	0.87%	0.85%
Net investment income	4.36%	4.25%	4.24%	4.20%	5.69%
Expense waiver/reimbursement4	0.20%	0.21%	0.23%	0.21%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$137,545	$92,425	$71,788	$94,713	$60,728
Portfolio turnover	56%	37%	16%	60%	74%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2006	2005	1	2004	2003	2002
Net Asset Value, Beginning of Period	$10.52	$10.79	$10.75	$10.62	$10.68
Income From Investment Operations:
Net investment income	0.42	0.40	0.40	2	0.41	0.54
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.15	(0.26)	0.05	0.13	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.57	0.14	0.45	0.54	0.52
Less Distributions:
Distributions from net investment income	(0.42)	(0.41)	(0.41)	(0.41)	(0.53)
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	--	(0.05)
TOTAL DISTRIBUTIONS	(0.42)	(0.41)	(0.41)	(0.41)	(0.58)
Net Asset Value, End of Period	$10.67	$10.52	$10.79	$10.75	$10.62
Total Return3	5.55%	1.25%	4.29%	5.16%	5.05%

Ratios to Average Net Assets:
Net expenses	1.45%	1.40%	1.42%	1.37%	1.35%
Net investment income	3.79%	3.72%	3.75%	3.70%	5.15%
Expense waiver/reimbursement4	0.20%	0.21%	0.23%	0.21%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$38,825	$49,205	$59,784	$71,646	$52,396
Portfolio turnover	56%	37%	16%	60%	74%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2006	2005	1	2004	2003	2002
Net Asset Value, Beginning of Period	$10.52	$10.79	$10.75	$10.62	$10.68
Income From Investment Operations:
Net investment income	0.42	0.40	0.41	2	0.41	0.54
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.15	(0.26)	0.04	0.13	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.57	0.14	0.45	0.54	0.52
Less Distributions:
Distributions from net investment income	(0.42)	(0.41)	(0.41)	(0.41)	(0.53)
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	--	(0.05)
TOTAL DISTRIBUTIONS	(0.42)	(0.41)	(0.41)	(0.41)	(0.58)
Net Asset Value, End of Period	$10.67	$10.52	$10.79	$10.75	$10.62
Total Return3	5.60%	1.28%	4.30%	5.16%	5.05%

Ratios to Average Net Assets:
Net expenses	1.40%	1.38%	1.40%	1.37%	1.35%
Net investment income	3.85%	3.75%	3.78%	3.64%	5.15%
Expense waiver/reimbursement4	0.20%	0.21%	0.23%	0.21%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$40,763	$44,838	$54,449	$32,714	$14,287
Portfolio turnover	56%	37%	16%	60%	74%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout the Period)

Year Ended November 30,	Period Ended
2006	2005	1	2004	11/30/2003	2
Net Asset Value, Beginning of Period	$10.52	$10.79	$10.75	$10.76
Income From Investment Operations:
Net investment income	0.45	0.43	0.44	3	0.28
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.15	(0.26)	0.04	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.60	0.17	0.48	0.26
Less Distributions:
Distributions from net investment income	(0.45)	(0.44)	(0.44)	(0.27)
Net Asset Value, End of Period	$10.67	$10.52	$10.79	$10.75
Total Return4	5.91%	1.56%	4.56%	2.39%

Ratios to Average Net Assets:
Net expenses	1.10%	1.10%	1.11%	1.10	%5
Net investment income	4.22%	4.03%	4.09%	4.22	%5
Expense waiver/reimbursement6	0.20%	0.21%	0.23%	0.21	%5
Supplemental Data:
Net assets, end of period (000 omitted)	$46,497	$27,591	$29,171	$13,849
Portfolio turnover	56%	37%	16%	60	%7

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Reflects operations for the period from August 8, 2003 (start of performance) to November 30, 2003.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

7 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2003.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2006 to November 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2006	Ending Account Value 11/30/2006	Expenses Paid During Period1
Actual:
Class A Shares	$1,000	$1,057.80	$4.75
Class B Shares	$1,000	$1,055.00	$7.47
Class C Shares	$1,000	$1,055.30	$7.16
Class K Shares	$1,000	$1,056.80	$5.72
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.46	$4.66
Class B Shares	$1,000	$1,017.80	$7.33
Class C Shares	$1,000	$1,018.10	$7.03
Class K Shares	$1,000	$1,019.50	$5.62

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.92%
Class B Shares	1.45%
Class C Shares	1.39%
Class K Shares	1.11%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value for the 12-month reporting period was 6.10% for Class A Shares, 5.55% for Class B Shares, 5.60% for Class C Shares and 5.91% for Class K Shares. The total return of the Lehman Brothers U.S. Aggregate Index, a broad-based securities market index ("LBUSA"),1 was 5.94% during the 12-month reporting period. The fund's total return for the most recently completed fiscal year reflected actual cash flows, transactions costs and other expenses, which were not reflected in the total return of the LBUSA.

During the period, the most significant factors affecting the fund's performance relative to the LBUSA were: (1) the effect of changing interest rates (referred to as "duration");2 (2) the effect of changes in the valuation of U.S. dollar (referred to as "currency"); and (3) the allocation of the portfolio among securities of similar types of issues (referred to as "sectors").

For purposes of the following, the discussion will focus on the performance of the fund's Class A Shares.

1 The LBUSA is an unmanaged index composed of securities from the Lehman Brothers Government/Credit Total Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Investments cannot be made in an index.

2 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

MARKET OVERVIEW

Over the 12-month reporting period ending November 30, 2006, interest rate levels for intermediate to longer maturity U.S. treasury securities were little changed. This point-to-point description, however, hides the fact that the 12-month reporting period can be divided into two distinct periods: (1) from November 30, 2005 to June 30, 2006, interest rate levels rose sharply as the Federal Reserve Board (the "Fed") raised the Federal Funds Target Rate at each of its five meetings; and (2) from June 30, 2006 to November 30, 2006, the Fed made no rate changes at its three following meetings and interest rate levels fell sharply. In concert with the latter rate decline, U.S. gross domestic product experienced decelerating growth throughout calendar year 2006, starting with a 5.6% real (after inflation) growth rate in the first quarter, a 2.6% real growth rate in the second quarter and 2.0% in the third quarter. In essence, the period from December 2005 through June 2006 can easily be described as a bear market environment as rates rose and high-quality bond prices fell. The period from July 2006 through fiscal year-end November 2006 represented a bull market environment with falling interest rates and rising high-quality bond prices.3 For this entire fiscal year, the fund's net asset value rose in value.

DURATION

Duration management benefited fund shareholders. The fund was positioned shorter (i.e., less interest rate sensitive) from December 2005 through April 2006, a period when rates rose. Conversely, the fund was positioned longer (i.e., more interest rate sensitive) from May 2006 through November 2006, a period when rates fell and bond prices rose.

3 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

FOREIGN CURRENCY4

For virtually the entire reporting period, the fund maintained a position between 1% and 4% of assets in securities denominated in foreign currencies, primarily the euro and the yen. The LBUSA, by comparison, does not contain securities denominated in these foreign currencies. For the period, both the euro and yen currencies appreciated relative to the U.S. dollar and thus benefited fund shareholders.

SECTOR ALLOCATION5

Sector allocation modestly detracted from performance relative to the LBUSA. While the fund maintained an overweight corporate bond position during the initial six months of the reporting period, corporate bonds represented an underweight sector in the latter half, a period when corporate bonds provided strong performance. This latter half corporate underweight was, however, partially offset by the fund's overweight position in U.S. mortgages, a sector which also performed very well in the summer and fall months of 2006.

4 International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards.

5 Funds whose investments are concentrated in a specific industry, sector or geographic area may be subject to a higher degree of market risk than funds whose investments are diversified.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Total Return Bond Fund (Class A Shares) (the "Fund") from August 16, 2001 (start of performance) to November 30, 2006, compared to the Lehman Brothers U.S. Aggregate Index (LBUSA)2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA).2

Average Annual Total Returns3 for the Period Ended 11/30/2006
1 Year	1.28%
5 Years	3.82%
Start of Performance (8/16/2001)	4.04%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 4.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBUSA and LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The LBUSA and the LIIGDCA are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or average.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Total Return Bond Fund (Class B Shares) (the "Fund") from August 3, 2001 (start of performance) to November 30, 2006, compared to the Lehman Brothers U.S. Aggregate Index (LBUSA)2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA).2

Average Annual Total Returns3 for the Period Ended 11/30/2006
1 Year	0.05%
5 Years	3.91%
Start of Performance (8/3/2001)	4.39%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The ending value of the Fund reflects a contingent deferred sales charge of 1.00% on any redemptions less than six years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBUSA and LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The LBUSA and the LIIGDCA are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or average.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Total Return Bond Fund (Class C Shares) (the "Fund") from August 2, 2001 (start of performance) to November 30, 2006, compared to the Lehman U.S. Brothers Aggregate Index (LBUSA)2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA).2

Average Annual Total Returns3 for the Period Ended 11/30/2006
1 Year	3.52%
5 Years	4.05%
Start of Performance (8/2/2001)	4.34%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and the 1.00% contingent deferred sales charge as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBUSA and the LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LBUSA and the LIIGDCA are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or average.

3 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS K SHARES

The Fund's Class K Shares commenced operation on April 8, 2003. For the period prior to the commencement of operations of the Class K Shares, the performance information shown is for the Fund's Institutional Shares, adjusted to reflect the expenses of Class K Shares. The graph below illustrates the hypothetical investment of $10,0001 in Federated Total Return Bond Fund (Class K Shares) (the "Fund") from November 30, 1996 to November 30, 2006, compared to the Lehman Brothers U.S. Aggregate Index (LBUSA)2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA).2

Average Annual Total Returns for the Period Ended 11/30/2006
1 Year	5.91%
5 Years	4.48%
10 Years	5.77%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBUSA and the LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The LBUSA and the LIIGDCA are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or average.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At November 30, 2006, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets2
Mortgage-Backed Securities3	33.3%
Corporate Debt Securities	27.4%
U.S. Treasury Securities4	19.5%
Government/Agencies	7.5%
Asset-Backed Securities	1.0%
Securities Lending Collateral5	15.3%
Other Security Types6,7	0.0%
Cash Equivalents8	4.0%
Other Assets and Liabilities--Net9	(8.0)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentage of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, mortgage-backed securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

4 For purposes of this table, U.S. Treasury Securities do not include mortgage-backed securities guaranteed by GSEs.

5 Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market mutual funds.

6 Other Security Types consist of common stock, preferred stock and warrants.

7 Represents less than 0.01%.

8 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

9 See Statement of Assets and Liabilities.

Portfolio of Investments

November 30, 2006

Principal Amount			Value
		CORPORATE BONDS--22.0%
		Basic Industry - Chemicals--0.1%
$1,380,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$1,332,148
500,000		Du Pont (E.I.) de Nemours & Co., Note, 6.875%, 10/15/2009	526,134
		TOTAL	1,858,282
		Basic Industry - Metals & Mining--0.6%
650,000		Alcan, Inc., 5.00%, 6/1/2015	631,328
195,000		Alcan, Inc., 5.75%, 6/1/2035	189,509
1,670,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,670,958
1,000,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	1,009,336
420,000	1,2	Codelco, Inc., 4.75%, 10/15/2014	405,153
1,210,000	1,2	Codelco, Inc., Bond, 5.625%, 9/21/2035	1,184,186
1,400,000		Thiokol Corp., Sr. Note, 6.625%, 3/1/2008	1,424,337
1,800,000		Vale Overseas Ltd., 6.875%, 11/21/2036	1,849,500
2,200,000	1,2	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	2,221,764
		TOTAL	10,586,071
		Basic Industry - Paper--0.5%
830,000		International Paper Co., 5.50%, 1/15/2014	829,196
2,650,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	2,894,510
380,000		Westvaco Corp., 7.65%, 3/15/2027	405,937
3,000,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	3,185,631
2,000,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	2,101,185
		TOTAL	9,416,459
		Capital Goods - Aerospace & Defense--0.4%
1,150,000	1,2	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	1,131,154
600,000	1,2	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	584,126
100,000		Boeing Capital Corp., Sr. Note, Series XI, 7.138%, 11/15/2009	100,334
2,500,000		Boeing Co., Note, 5.125%, 2/15/2013	2,519,388
3,200,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	3,240,429
		TOTAL	7,575,431
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Construction Machinery--0.2%
$400,000		Caterpillar Financial Services Corp., Unsub., 4.30%, 6/1/2010	$391,878
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	67,713
2,500,000		John Deere Capital Corp., Bond, 5.10%, 1/15/2013	2,499,083
100,000		John Deere Capital Corp., Sr. Note, Series D, 6.097%, 12/18/2009	100,185
		TOTAL	3,058,859
		Capital Goods - Diversified Manufacturing--0.5%
1,000,000		Danaher Corp., Note, 6.00%, 10/15/2008	1,015,479
1,200,000		Emerson Electric Co., Note, 5.00%, 10/15/2008	1,200,497
2,500,000		General Electric Co., Note, 5.00%, 2/1/2013	2,501,634
650,000		Honeywell International, Inc., Note, 7.50%, 3/1/2010	699,172
200,000		Textron Financial Corp., Note, Series E, 6.993%, 12/1/2007	202,197
2,450,000	1,2	Tyco International Group SA, Note, 4.436%, 6/15/2007	2,442,077
		TOTAL	8,061,056
		Capital Goods - Environmental--0.1%
2,548,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	2,656,878
		Communications - Media & Cable--0.4%
3,000,000		Comcast Corp., 7.125%, 6/15/2013	3,273,100
2,700,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	2,864,632
1,710,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	1,684,044
		TOTAL	7,821,776
		Communications - Media Noncable--0.3%
1,700,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	1,823,735
230,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	269,864
2,546,000		Univision Communications, Inc., 7.85%, 7/15/2011	2,587,288
		TOTAL	4,680,887
		Communications - Telecom Wireless--0.7%
4,500,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	6,024,793
1,460,000		America Movil S.A. de C.V., Note, 5.75%, 1/15/2015	1,453,503
3,000,000		Sprint Capital Corp., Company Guarantee, 8.75%, 3/15/2032	3,769,714
400,000		Verizon Wireless, Inc., Unsecd. Note, 5.375%, 12/15/2006	399,998
		TOTAL	11,648,008
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Telecom Wirelines--0.4%
$1,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	$992,899
950,000		Embarq Corp., 6.738%, 6/1/2013	988,407
100,000		GTE California, Inc., Deb., 6.70%, 9/1/2009	103,926
125,000		GTE California, Inc., Deb., Series G, 5.50%, 1/15/2009	125,874
100,000		GTE North, Inc., Deb., 5.65%, 11/15/2008	100,958
100,000		GTE Northwest, Inc., Deb., Series D, 5.55%, 10/15/2008	100,285
100,000		GTE South, Inc., Deb., 6.00%, 2/15/2008	100,487
100,000		GTE South, Inc., Deb., Series MBIA, 6.125%, 6/15/2007	100,316
200,000		Southwestern Bell Telephone Co., Deb., 7.20%, 10/15/2026	207,074
1,400,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	1,527,524
2,220,000		Telefonos de Mexico, Note, 4.50%, 11/19/2008	2,187,810
		TOTAL	6,535,560
		Consumer Cyclical - Automotive--1.9%
2,850,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	2,969,370
3,000,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	2,948,024
2,000,000		DaimlerChrysler North America Holding Corp., Unsecd. Note, 4.05%, 6/4/2008	1,961,779
12,000,000		Ford Motor Credit Co., Note, 6.50%, 1/25/2007	12,003,924
5,000,000		General Motors Acceptance Corp., 6.125%, 8/28/2007	4,999,070
3,000,000		General Motors Acceptance Corp., 6.875%, 8/28/2012	3,095,229
1,825,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	2,051,413
400,000		General Motors Acceptance Corp., Bond, 6.15%, 4/5/2007	400,081
200,000		General Motors Acceptance Corp., Deb., 6.00%, 4/1/2011	196,993
2,210,000	1,2	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	2,230,250
		TOTAL	32,856,133
		Consumer Cyclical - Entertainment--0.3%
230,000		International Speedway Corp., 4.20%, 4/15/2009	224,353
1,170,000		International Speedway Corp., 5.40%, 4/15/2014	1,150,944
1,400,000		Time Warner, Inc., 5.50%, 11/15/2011	1,410,592
1,900,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,949,195
		TOTAL	4,735,084
		Consumer Cyclical - Lodging--0.0%
850,000	1,2	Wyndham Worldwide Corp., 6.00%, 12/1/2016	846,099
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Retailers--0.3%
$822,399	1,2	CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027	$795,239
500,000		CVS Corp., Sr. Note, 5.75%, 8/15/2011	512,280
1,070,000		Home Depot, Inc., 5.40%, 3/1/2016	1,068,665
210,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	228,032
600,000		Target Corp., Note, 5.875%, 7/15/2016	631,773
750,000		Target Corp., Unsecd. Note, 7.50%, 8/15/2010	813,949
750,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.875%, 8/10/2009	787,092
		TOTAL	4,837,030
		Consumer Cyclical - Services--0.2%
2,100,000		Boston University, 7.625%, 7/15/2097	2,510,031
200,000		Cintas Corp. No. 2, Company Guarantee, 6.00%, 6/1/2012	208,025
		TOTAL	2,718,056
		Consumer Cyclical - Textile--0.0%
60,000		V.F. Corp., Note, 8.50%, 10/1/2010	66,723
		Consumer Non-Cyclical Food/Beverage--0.2%
1,210,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	1,234,939
100,000		General Foods Co., Deb., 7.00%, 6/15/2011	100,180
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	196,409
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	262,247
1,525,000	1,2	SABMiller PLC, Note, 6.20%, 7/1/2011	1,576,164
		TOTAL	3,369,939
		Consumer Non-Cyclical Health Care--0.2%
1,000,000		Baxter International, Inc., Note, 7.125%, 2/1/2007	1,002,511
880,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	861,456
1,490,000		Quest Diagnostic, Inc., Note, 5.45%, 11/1/2015	1,465,442
		TOTAL	3,329,409
		Consumer Non-Cyclical Pharmaceuticals--0.3%
1,000,000		Eli Lilly & Co., Note, 6.00%, 3/15/2012	1,050,487
400,000		Eli Lilly & Co., Unsecd. Note, 6.57%, 1/1/2016	441,721
1,740,000		Genentech, Inc., Note, 4.75%, 7/15/2015	1,692,303
670,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	750,142
1,750,000		Wyeth, Unsecd. Note, 5.50%, 2/1/2014	1,777,122
		TOTAL	5,711,775
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Products--0.1%
$700,000		Procter & Gamble Co., Unsub., 6.875%, 9/15/2009	$735,775
445,000		Snap-On, Inc., 6.25%, 8/15/2011	466,603
		TOTAL	1,202,378
		Consumer Non-Cyclical Tobacco--0.1%
885,000		Altria Group, Inc., 5.625%, 11/4/2008	892,785
1,000,000		Altria Group, Inc., Note, 7.00%, 11/4/2013	1,107,011
		TOTAL	1,999,796
		Energy - Independent--0.4%
1,000,000		Anadarko Finance Co., 6.75%, 5/1/2011	1,059,260
1,940,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,863,722
1,730,000	1,2	Pemex Project Funding Master, 5.75%, 12/15/2015	1,722,215
150,000		Questar Corp., Sr. Note, Series MTNA, 6.00%, 10/6/2008	152,079
1,311,000	1,2	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	1,264,649
		TOTAL	6,061,925
		Energy - Integrated--1.1%
100,000		BP PLC, Deb., 8.75%, 3/1/2032	146,857
4,150,000		Conoco, Inc., 7.25%, 10/15/2031	5,048,253
5,670,000		Husky Oil Ltd., Company Guarantee, 8.90%, 8/15/2028	5,989,658
4,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	4,703,684
1,750,000	1,2	Qatar Petroleum, 5.579%, 5/30/2011	1,767,105
1,200,000	1,2	Statoil ASA, 5.125%, 4/30/2014	1,190,357
		TOTAL	18,845,914
		Energy - Refining--0.3%
2,725,000		Valero Energy Corp., 7.50%, 4/15/2032	3,217,624
1,830,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	1,751,714
		TOTAL	4,969,338
		Financial Institution - Banking--5.0%
3,100,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	3,154,870
50,000		BankBoston NA, Sub. Note, 6.50%, 12/19/2007	50,466
2,500,000	1,2	Barclays Bank PLC, 5.926%, 12/31/2049	2,557,000
600,000		Citicorp, Sub. Note, 7.20%, 6/15/2007	604,695
100,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	101,759
1,415,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,522,809
2,000,000		Credit Suisse First Boston USA, Inc., 5.125%, 1/15/2014	2,006,856
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$150,000		Credit Suisse First Boston USA, Inc., Note, 6.125%, 11/15/2011	$157,574
537,000		Credit Suisse First Boston USA, Inc., Note, 6.50%, 1/15/2012	571,652
2,450,000		Credit Suisse First Boston USA, Inc., Sr. Note, 5.50%, 8/16/2011	2,501,318
1,000,000		Credit Suisse First Boston USA, Inc., Unsecd. Note, 5.50%, 8/15/2013	1,030,441
100,000		Donaldson, Lufkin and Jenrette, Inc., Note, Series MTN, 6.90%, 10/1/2007	101,300
100,000		Donaldson, Lufkin and Jenrette, Inc., Sr. Note, 6.50%, 6/1/2008	102,088
720,000,000		Eksportfinans, Bond, 1.80%, 6/21/2010	6,388,597
3,000,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	3,132,103
250,000		Fleet National Bank, Sub., 7.00%, 9/15/2007	253,503
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,652,646
2,800,000		HSBC Finance Corp., 4.75%, 4/15/2010	2,783,554
1,000,000		HSBC Finance Corp., 5.00%, 6/30/2015	983,744
2,000,000		Household Finance Corp., 6.40%, 6/17/2008	2,039,976
4,000,000		Household Finance Corp., 7.00%, 5/15/2012	4,366,719
500,000		Household Finance Corp., Sr. Note, 5.875%, 2/1/2009	509,471
100,000		Household Finance Corp., Sr. Note, Series NOT1, 5.75%, 5/15/2007	100,183
100,000		Household Finance Corp., Sr. Note, Series NOTZ, 5.50%, 1/15/2007	100,022
50,000		Household Finance Corp., Sr. Note, Series NOTZ, 5.75%, 9/15/2007	50,149
50,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.40%, 9/15/2009	51,798
150,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.70%, 9/15/2009	156,546
1,000,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,082,862
3,150,000		J.P. Morgan Chase & Co., 5.75%, 1/2/2013	3,246,335
4,500,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,484,576
25,000		J.P. Morgan Chase & Co., Sub. Note, 6.125%, 10/15/2008	25,517
100,000		JPM Capital Trust I, Company Guarantee, 7.54%, 1/15/2027	104,194
725,000,000		KFW International Finance, 1.75%, 3/23/2010	6,428,264
2,185,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	2,171,906
2,700,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	2,646,688
750,000		National City Bank, Pennsylvania, 7.25%, 10/21/2011	822,390
2,000,000		Northern Trust Corp., 4.60%, 2/1/2013	1,955,260
1,000,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	1,005,993
3,000,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	3,200,924
1,200,000		Popular North America, Inc., 5.65%, 4/15/2009	1,212,658
1,433,333	1,2	Regional Diversified Funding, 9.25%, 3/15/2030	1,670,629
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$500,000		SouthTrust Bank, Sub. Note, 7.00%, 11/15/2008	$518,434
1,660,000	1,2	Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	1,631,956
750,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	761,520
300,000		Summit Capital Trust I, Bond, 8.40%, 3/15/2027	315,226
400,000		SunTrust Bank, Central Florida, Sub. Note, 6.90%, 7/1/2007	404,903
2,180,000		U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014	2,156,318
250,000		U.S. Bank, N.A., Sub. Note, 5.70%, 12/15/2008	253,246
1,000,000		Wachovia Bank N.A., 4.80%, 11/1/2014	971,914
2,300,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	2,254,224
4,730,000		Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011	5,053,337
2,000,000		Washington Mutual, Inc., Note, 4.00%, 1/15/2009	1,959,429
1,500,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	1,507,489
		TOTAL	85,878,031
		Financial Institution - Brokerage--1.4%
3,010,000		Amvescap PLC, Note, 4.50%, 12/15/2009	2,957,771
30,000		Associates Corp. of North America, Sr. Note, 6.25%, 11/1/2008	30,681
550,000		Bear Stearns Cos., Inc., Note, 4.50%, 10/28/2010	541,438
250,000		Bear Stearns Cos., Inc., Sr. Note, 7.00%, 3/1/2007	250,918
2,645,000	1,2	FMR Corp., Bond, 7.57%, 6/15/2029	3,286,548
2,500,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,636,738
1,000,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	1,068,980
1,500,000		Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013	1,523,291
850,000		Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009	904,144
725,000		Lehman Brothers Holdings, Inc., Note, 4.00%, 1/22/2008	717,365
400,000		Lehman Brothers Holdings, Inc., Note, 8.25%, 6/15/2007	406,613
1,750,000		Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015	2,145,344
4,400,000		Merrill Lynch & Co., Inc., Note, 6.375%, 10/15/2008	4,505,645
500,000		Merrill Lynch & Co., Inc., Note, Series MTNB, 3.70%, 4/21/2008	491,084
200,000		Merrill Lynch & Co., Inc., Sr. Unsub., Series MLNP, 4.05%, 9/29/2010	195,186
650,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	664,253
250,000		Morgan Stanley Group, Inc., 5.30%, 3/1/2013	252,771
600,000		Morgan Stanley Group, Inc., Note, 4.25%, 5/15/2010	587,014
440,000		Nuveen Investments, 5.00%, 9/15/2010	435,760
440,000		Nuveen Investments, 5.50%, 9/15/2015	431,062
		TOTAL	24,032,606
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Finance Noncaptive--1.1%
$2,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	$1,983,144
1,760,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	1,738,283
115,000		CIT Group, Inc., Sr. Note, 5.75%, 9/25/2007	115,441
50,000		CIT Group, Inc., Sr. Note, Series NOTZ, 4.65%, 2/15/2008	49,759
50,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.05%, 5/15/2013	50,046
75,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.20%, 2/15/2013	75,097
3,850,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	3,969,436
250,000		Countrywide Home Loans, Inc., Company Guarantee, 6.25%, 4/15/2009	256,598
230,000		General Electric Capital Corp., Note, Series A, 4.65%, 6/11/2008	227,498
240,000		General Electric Capital Corp., Note, Series A, 4.80%, 5/30/2008	238,920
150,000		General Electric Capital Corp., Note, Series A, 5.00%, 2/20/2009	147,665
500,000		General Electric Capital Corp., Note, Series A, 6.50%, 12/10/2007	506,781
193,000		General Electric Capital Corp., Note, Series MTNA, 7.375%, 1/19/2010	206,377
1,000,000		General Electric Capital Corp., Unsecd. Note, Series MTNA, 5.25%, 4/15/2013	1,006,418
1,000,000	1,2	ILFC E-Capital Trust I, 5.90%, 12/21/2065	1,019,960
1,520,000		International Lease Finance Corp., 4.875%, 9/1/2010	1,510,297
150,000		International Lease Finance Corp., Note, Series M, 5.80%, 8/15/2007	150,553
1,460,000		Residential Capital Corp., 6.00%, 2/22/2011	1,481,233
3,340,000		SLM Corp., Floating Rate Note, 6.036%, 12/15/2014	3,184,710
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	907,362
		TOTAL	18,825,578
		Financial Institution - Insurance - Life--0.6%
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	4,787,035
75,000		CIGNA Corp., Note, 7.40%, 5/15/2007	75,629
850,000		Delphi Financial Group, Inc., 9.31%, 3/25/2027	893,060
360,000	1,2	Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027	388,728
250,000		MetLife, Inc., Sr. Note, 5.25%, 12/1/2006	249,999
3,000,000	1,2	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	3,350,311
		TOTAL	9,744,762
		Financial Institution - Insurance - P&C--0.3%
625,000		Allstate Corp., Unsecd. Note, 5.00%, 8/15/2014	618,765
820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	855,795
1,750,000	1,2	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,765,744
395,000		The St. Paul Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	401,721
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Insurance - P&C--continued
$250,000		USF&G Corp., Company Guarantee, 8.47%, 1/10/2027	$261,676
1,920,000	1,2	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,954,618
		TOTAL	5,858,319
		Financial Institution - REITs--0.5%
2,700,000		Archstone-Smith Trust, 5.625%, 8/15/2014	2,765,251
1,700,000		Health Care Property Investors, Inc., 5.95%, 9/15/2011	1,734,300
1,950,000		Prologis, Sr. Note, 5.50%, 4/1/2012	1,970,409
1,400,000		Simon Property Group, Inc., Note, 5.60%, 9/1/2011	1,427,693
		TOTAL	7,897,653
		Foreign-Local-Government--0.0%
900,000		Ontario, Province of, 4.375%, 2/15/2013	878,895
		Government Agency--0.1%
500,000		Private Export Funding Corp., Note, Series D, 5.87%, 7/31/2008	507,794
500,000		Private Export Funding Corp., Series G, 6.67%, 9/15/2009	524,643
		TOTAL	1,032,437
		Municipal Services--0.1%
790,000	1,2	Army Hawaii Family Housing, 5.524%, 6/15/2050	798,706
1,560,000	1,2	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,560,780
		TOTAL	2,359,486
		Sovereign--0.4%
720,000,000		Inter-American Development Bank, 1.90%, 7/8/2009	6,394,506
		Technology--1.0%
2,450,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	2,480,266
4,000,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	4,615,011
1,030,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	1,043,202
400,000		First Data Corp., MTN, Series MTND, 6.375%, 12/15/2007	405,089
500,000		Hewlett-Packard Co., Note, 5.75%, 12/15/2006	500,060
2,500,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,678,775
1,150,000		IBM Corp., Deb., 8.375%, 11/1/2019	1,472,018
1,000,000		IBM Corp., Note, 5.375%, 2/1/2009	1,009,547
2,530,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011	2,525,326
100,000		Texas Instruments, Inc., Note, 8.75%, 4/1/2007	101,069
		TOTAL	16,830,363
		Transportation - Airlines--0.2%
3,110,000		Southwest Airlines Co., 6.50%, 3/1/2012	3,281,618
Principal Amount			Value
		CORPORATE BONDS--continued
		Transportation - Railroads--0.3%
$1,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	$1,691,289
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,245,202
295,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	314,169
1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,523,084
		TOTAL	5,773,744
		Utility - Electric--1.1%
2,500,000		Alabama Power Co., 5.70%, 2/15/2033	2,565,603
1,000,000		Alabama Power Co., Sr. Note, Series L, 7.125%, 10/1/2007	1,015,509
1,000,000		Carolina Power & Light Co., 1st Mtg. Bond, 6.80%, 8/15/2007	1,010,138
690,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	703,660
1,205,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,262,275
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	277,799
1,730,000		MidAmerican Energy Co., 4.65%, 10/1/2014	1,673,953
3,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	3,277,517
810,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	850,790
710,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	745,243
3,050,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	2,948,695
550,000		Peco Energy Co., 1st Mtg. Bond, 3.50%, 5/1/2008	538,019
300,000		Potomac Electric Power Co., 1st Mtg. Bond, 6.25%, 10/15/2007	302,538
2,000,000		Public Service Electric & Gas Co., 4.00%, 11/1/2008	1,960,339
		TOTAL	19,132,078
		Utility - Natural Gas Distributor--0.2%
3,500,000		Atmos Energy Corp., 4.00%, 10/15/2009	3,383,134
200,000		Michigan Consolidated Gas, 1st Mtg. Bond, Series C, 7.21%, 5/1/2007	201,528
		TOTAL	3,584,662
		Utility - Natural Gas Pipelines--0.1%
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,555,006
		TOTAL CORPORATE BONDS (IDENTIFIED COST $371,127,508)	378,508,610
		ADJUSTABLE RATE MORTGAGES--0.0%
		Federal National Mortgage Association--0.0%
49,914		FNMA ARM 681769 1/1/2033	49,497
		Government National Mortgage Association--0.0%
8,419		GNMA2 ARM 80201, 30 Year, 5/20/2028	8,543
2,868		GNMA2 ARM 8717, 10/20/2025	2,921
		TOTAL	11,464
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $63,150)	60,961
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES--1.0%
		Home Equity Loan--0.0%
$69,845	1,2	125 Home Loan Owner Trust 1998-1A, Class B1, 9.26%, 2/15/2029	$69,845
		Non-Agency Mortgage--1.0%
15,950,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AAB, 5.439%, 9/15/2039	16,258,314
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $16,099,563)	16,328,159
		COMMON STOCKS & WARRANTS--0.0%
		Warrants--0.0%
4,750		Arcadia Financial Ltd., Warrants, 3/15/2007 (IDENTIFIED COST $0)	0
		CORPORATE NOTES--0.1%
		Communications - Telecom Wirelines--0.1%
2,015,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $2,014,356)	1,975,892
		GOVERNMENT AGENCIES--4.4%
1,500,000		Federal Farm Credit System, Bond, 3.875%, 5/7/2010	1,458,679
500,000		Federal Farm Credit System, Bond, 4.45%, 2/17/2011	494,486
1,000,000		Federal Farm Credit System, Bond, 4.75%, 12/12/2013	998,613
1,000,000		Federal Farm Credit System, Bond, 4.875%, 11/15/2012	982,950
400,000		Federal Farm Credit System, Bond, 5.00%, 6/6/2012	394,972
500,000		Federal Farm Credit System, Bond, 5.00%, 12/27/2012	492,740
150,000		Federal Farm Credit System, Bond, 5.04%, 1/14/2013	147,932
350,000		Federal Farm Credit System, Bond, 5.35%, 8/8/2013	347,499
1,500,000		Federal Farm Credit System, Bond, 6.03%, 12/29/2010	1,570,853
1,000,000		Federal Farm Credit System, Note, Series MTN, 6.82%, 3/16/2009	1,043,124
500,000		Federal Home Loan Bank System, 6.50%, 8/14/2009	521,242
1,500,000		Federal Home Loan Bank System, Bond, 2.50%, 6/18/2007	1,477,111
400,000		Federal Home Loan Bank System, Bond, 2.625%, 2/16/2007	397,673
1,000,000		Federal Home Loan Bank System, Bond, 3.75%, 8/15/2008	981,091
100,000		Federal Home Loan Bank System, Bond, 4.00%, 12/19/2011	96,176
400,000		Federal Home Loan Bank System, Bond, 4.00%, 7/16/2013	389,854
200,000		Federal Home Loan Bank System, Bond, 4.22%, 7/30/2010	195,156
250,000		Federal Home Loan Bank System, Bond, 5.00%, 10/5/2012	246,694
150,000		Federal Home Loan Bank System, Bond, 5.00%, 4/15/2014	147,063
200,000		Federal Home Loan Bank System, Bond, 5.125%, 8/13/2013	197,265
1,000,000		Federal Home Loan Bank System, Bond, 5.17%, 2/25/2014	985,147
200,000		Federal Home Loan Bank System, Bond, 5.25%, 5/3/2012	198,571
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
$700,000		Federal Home Loan Bank System, Bond, 5.35%, 10/21/2010	$697,471
550,000		Federal Home Loan Bank System, Bond, 5.35%, 9/22/2014	544,661
300,000		Federal Home Loan Bank System, Bond, 5.75%, 10/27/2010	300,600
100,000		Federal Home Loan Bank System, Bond, 6.04%, 2/4/2008	101,083
140,000		Federal Home Loan Bank System, Bond, 7.625%, 5/14/2010	152,533
450,000		Federal Home Loan Bank System, Bond, Series 363, 4.50%, 11/15/2012	445,199
400,000		Federal Home Loan Bank System, Bond, Series 5V08, 4.50%, 12/30/2008	389,706
150,000		Federal Home Loan Bank System, Bond, Series 6309, 4.00%, 6/22/2009	147,101
250,000		Federal Home Loan Bank System, Bond, Series 6L09, 4.375%, 10/29/2009	245,656
60,000		Federal Home Loan Bank System, Bond, Series AL09, 5.52%, 1/20/2009	60,803
340,000		Federal Home Loan Bank System, Bond, Series E713, 5.50%, 9/12/2013	337,883
150,000		Federal Home Loan Bank System, Bond, Series F809, 4.17%, 11/27/2009	146,766
435,000		Federal Home Loan Bank System, Bond, Series G609, 4.00%, 2/20/2009	426,540
400,000		Federal Home Loan Bank System, Bond, Series KF08, 5.705%, 9/8/2008	405,270
200,000		Federal Home Loan Bank System, Bond, Series KS08, 5.665%, 9/11/2008	202,519
100,000		Federal Home Loan Bank System, Bond, Series MC08, 5.015%, 10/8/2008	100,152
100,000		Federal Home Loan Bank System, Bond, Series PJ08, 5.485%, 11/12/2008	101,104
1,500,000		Federal Home Loan Bank System, Bond, Series PR08, 3.17%, 10/2/2008	1,454,995
200,000		Federal Home Loan Bank System, Bond, Series PR18, 5.20%, 6/4/2018	194,523
375,000		Federal Home Loan Bank System, Bond, Series SD10, 4.35%, 3/10/2010	367,680
400,000		Federal Home Loan Bank System, Bond, Series UE12, 5.09%, 10/22/2012	395,002
400,000		Federal Home Loan Bank System, Bond, Series UY07, 5.00%, 11/23/2007	398,761
595,000		Federal Home Loan Bank System, Bond, Series V808, 4.00%, 10/27/2008	584,684
300,000		Federal Home Loan Bank System, Bond, Series VX13, 4.875%, 4/11/2013	294,233
200,000		Federal Home Loan Bank System, Bond, Series WL10, 4.00%, 6/4/2010	194,290
535,000		Federal Home Loan Bank System, Series NV09, 6.50%, 11/13/2009	559,675
200,000		Federal Home Loan Mortgage Corp., Bond, 4.00%, 3/26/2015	196,301
1,600,000		Federal Home Loan Mortgage Corp., Note, 0.00%, 4/15/2019	779,981
250,000		Federal Home Loan Mortgage Corp., Note, 3.50%, 5/5/2008	244,937
160,000		Federal Home Loan Mortgage Corp., Note, 4.00%, 5/20/2010	155,446
200,000		Federal Home Loan Mortgage Corp., Note, 4.00%, 12/30/2013	189,134
200,000		Federal Home Loan Mortgage Corp., Note, 4.10%, 10/19/2009	195,603
300,000		Federal Home Loan Mortgage Corp., Note, 4.50%, 5/14/2012	292,614
400,000		Federal Home Loan Mortgage Corp., Note, 4.625%, 4/4/2013	396,697
50,000		Federal Home Loan Mortgage Corp., Note, 4.75%, 12/16/2010	49,347
800,000		Federal Home Loan Mortgage Corp., Note, 4.80%, 4/2/2013	783,768
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
$400,000		Federal Home Loan Mortgage Corp., Note, 5.00%, 5/23/2012	$395,265
400,000		Federal Home Loan Mortgage Corp., Note, 5.00%, 12/10/2012	394,050
100,000		Federal Home Loan Mortgage Corp., Note, 5.05%, 4/27/2012	99,132
250,000		Federal Home Loan Mortgage Corp., Note, 5.25%, 2/18/2014	247,393
475,000		Federal Home Loan Mortgage Corp., Note, 5.27%, 10/12/2010	472,619
600,000		Federal Home Loan Mortgage Corp., Note, 5.30%, 7/29/2013	594,923
325,000		Federal Home Loan Mortgage Corp., Note, 5.55%, 2/28/2011	324,346
15,000,000		Federal Home Loan Mortgage Corp., Note, Series MTN, 4.75%, 10/4/2010	14,990,786
1,000,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 3.50%, 9/15/2007	986,839
100,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 5.00%, 10/24/2014	98,192
5,000,000		Federal National Mortgage Association, 3.25%, 1/15/2008	4,904,275
7,745,000		Federal National Mortgage Association, 5.00%, 9/30/2009	7,725,744
5,780,000		Federal National Mortgage Association, Bond, 6.625%, 11/15/2030	7,157,891
1,500,000		Federal National Mortgage Association, Note, 3.25%, 11/15/2007	1,474,110
1,000,000		Federal National Mortgage Association, Note, 4.25%, 7/15/2007	994,000
600,000		Federal National Mortgage Association, Note, 5.00%, 1/15/2007	599,675
450,000		Federal National Mortgage Association, Note, 5.80%, 3/29/2011	449,649
244,000		Federal National Mortgage Association, Note, Series 1, 6.00%, 2/22/2016	243,348
360,000		Federal National Mortgage Association, Unsecd. Note, 3.40%, 11/19/2007	354,075
250,000		Federal National Mortgage Association, Unsecd. Note, 3.50%, 1/28/2008	245,608
1,070,000		Federal National Mortgage Association, Unsecd. Note, 4.00%, 10/28/2009	1,044,056
150,000		Federal National Mortgage Association, Unsecd. Note, 4.125%, 4/29/2009	147,654
500,000		Federal National Mortgage Association, Unsecd. Note, 4.25%, 5/21/2012	483,797
375,000		Federal National Mortgage Association, Unsecd. Note, 5.00%, 1/28/2011	372,146
500,000		Federal National Mortgage Association, Unsecd. Note, 5.00%, 3/28/2012	493,635
350,000		Federal National Mortgage Association, Unsecd. Note, 5.00%, 8/24/2012	345,380
400,000	3	Federal National Mortgage Association, Unsecd. Note, 5.125%, 5/4/2012	396,884
150,000		Federal National Mortgage Association, Unsecd. Note, 5.25%, 1/28/2013	149,020
300,000		Federal National Mortgage Association, Unsecd. Note, 5.40%, 3/28/2013	297,922
400,000		Federal National Mortgage Association, Unsecd. Note, 5.50%, 7/27/2015	397,125
500,000		Federal National Mortgage Association, Unsecd. Note, 5.55%, 6/29/2015	496,472
400,000		Federal National Mortgage Association, Unsecd. Note, 5.80%, 7/16/2013	399,310
50,000		Housing and Urban Development, U.S. Gov't. Guarantee, Series 99-A, 6.33%, 8/1/2013	50,941
500,000		Tennessee Valley Authority, Bond, Series G, 5.375%, 11/13/2008	503,866
1,000,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	1,069,305
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $75,618,616)	75,697,042
Principal Amount			Value
		GOVERNMENTS/AGENCIES--1.9%
		Sovereign--1.9%
$8,000,000		Bundesobligation, 3.25%, 4/9/2010	$10,461,841
8,150,000		Bundesobligation, Bond, 2.50%, 10/8/2010	10,355,244
7,480,000		France, Government of, O.A.T., 4.00%, 10/25/2009	10,010,158
1,500,000		United Mexican States, 6.625%, 3/3/2015	1,613,700
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $31,539,433)	32,440,943
		U.S. TREASURY--19.5%
		U.S. Treasury Bonds--3.4%
36,465,000	3	United States Treasury Bond, 4.50%, 2/15/2036	36,094,654
2,215,000		United States Treasury Bond, 5.25%, 11/15/2028	2,397,710
1,343,000		United States Treasury Bond, 6.00%, 2/15/2026	1,566,540
4,935,000		United States Treasury Bond, 6.125%, 11/15/2027	5,898,801
1,300,000		United States Treasury Bond, 6.25%, 8/15/2023	1,535,871
6,000,000	3	United States Treasury Bond, 6.25%, 5/15/2030	7,384,690
2,200,000		United States Treasury Bond, 6.50%, 11/15/2026	2,719,120
300,000		United States Treasury Bond, 6.75%, 8/15/2026	379,540
500,000		United States Treasury Bond, 7.25%, 5/15/2016	605,421
		TOTAL	58,582,347
		U.S. Treasury Notes--16.1%
40,192,800		U.S. Treasury Inflation Protected Note, Series D-2016, 2.50%, 7/15/2016	41,392,973
100,000		United States Treasury Note, 3.00%, 11/15/2007	98,257
16,000,000	3	United States Treasury Note, 3.875%, 2/15/2013	15,526,387
3,250,000		United States Treasury Note, 4.00%, 2/15/2015	3,149,282
20,000,000	3	United States Treasury Note, 4.25%, 11/15/2014	19,730,372
10,400,000	3	United States Treasury Note, 4.50%, 11/15/2015	10,429,992
65,000,000	3,4	United States Treasury Note, 4.50%, 2/15/2016	65,169,338
10,000,000	3	United States Treasury Note, 4.75%, 3/31/2011	10,113,524
28,000,000	3	United States Treasury Note, 4.875%, 4/30/2011	28,470,459
200,000		United States Treasury Note, 5.00%, 8/15/2011	205,045
45,000,000	3	United States Treasury Note, 5.125%, 6/30/2011	46,236,663
35,000,000	3	United States Treasury Note, 5.125%, 5/15/2016	36,751,711
300,000		United States Treasury Note, 6.00%, 8/15/2009	311,192
150,000		United States Treasury Note, 6.25%, 2/15/2007	150,335
100,000		United States Treasury Note, 6.50%, 2/15/2010	105,918
		TOTAL	277,841,448
		TOTAL U.S. TREASURY (IDENTIFIED COST $325,767,929)	336,423,795
Principal Amount			Value
		MORTGAGE--BACKED SECURITIES--0.2%
		Federal Home Loan Mortgage Corporation--0.0%
$601,502		Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	$612,593
243,442		Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	247,931
87,640		Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	87,921
		TOTAL	948,445
		Federal National Mortgage Association--0.1%
567,055		Federal National Mortgage Association, Pool 254805, 5.00%, 6/1/2013	562,489
396,928		Federal National Mortgage Association, Pool 255610, 6.00%, 12/1/2014	404,510
33,457		Federal National Mortgage Association, Pool 390900, 7.50%, 6/1/2012	34,716
861,936		Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	856,495
		TOTAL	1,858,210
		Government National Mortgage Association--0.1%
50,776		Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	53,318
2,793		Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	2,981
7,201		Government National Mortgage Association, Pool 433329, 7.50%, 12/15/2026	7,561
1,899		Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	1,994
3,292		Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	3,457
658		Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	700
360,956		Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	372,708
11,576		Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	12,040
17,847		Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	18,422
3,169		Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	3,269
517,696		Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	496,520
147,828		Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	153,937
		TOTAL	1,126,907
		TOTAL MORTGAGE--BACKED SECURITIES (IDENTIFIED COST $3,931,242)	3,933,562
Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--1.0%
		Commercial Mortgage--0.6%
$10,800,000		CS First Boston Mortgage Securities Corp. 2005-C6, Class A2FX, 5.207%, 12/15/2040	$10,859,994
		Federal Home Loan Mortgage Corporation--0.0%
144,558		Federal Home Loan Mortgage Corp. REMIC 1602 PH, 6.00%, 4/15/2023	145,076
		Federal National Mortgage Association--0.0%
33,587		Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	36,349
14,950		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	16,336
		TOTAL	52,685
		Non-Agency Mortgage--0.0%
16,796	1,2	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 7.52558%, 1/28/2027	13,268
		Structured Product (ABS)--0.4%
6,085,341		Morgan Stanley Capital, Inc. 2004-T13, Class A1, 2.85%, 9/13/2045	5,897,073
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $17,180,952)	16,968,096
		MUTUAL FUNDS--48.9%5
1,591,165		Emerging Markets Fixed Income Core Fund	32,928,872
72,524,934		Federated Mortgage Core Portfolio	722,348,339
12,706,256		High Yield Bond Portfolio	87,037,852
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $831,765,381)	842,315,063
Principal Amount			Value
		REPURCHASE AGREEMENTS--16.7%
$23,877,000		Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 11/30/2006 under which Credit Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 8/16/2043 for $2,000,295,556 on 12/1/2006. The market value of the underlying securities at the end of the period was $2,060,008,358.	$23,877,000
132,000,000		Interest in $2,750,000,000 joint repurchase agreement 5.32%, dated 11/30/2006 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 10/18/2016 for $2,750,406,389 on 12/1/2006. The market value of the underlying securities at the end of the period was $2,805,000,660 (purchased with proceeds from securities lending collateral).	132,000,000
132,155,000		Interest in $2,450,000,000 joint repurchase agreement 5.32%, dated 11/30/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities and a U.S. Treasury security with various maturities to 11/1/2036 for $2,450,362,056 on 12/1/2006. The market value of the underlying securities at the end of the period was $2,509,908,960 (purchased with proceeds from securities lending collateral).	132,155,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	288,032,000
		TOTAL INVESTMENTS--115.7% (IDENTIFIED COST $1,963,140,130)6	1,992,684,123
		OTHER ASSETS AND LIABILITIES - NET--(15.7)%	(270,888,970)
		TOTAL NET ASSETS--100%	$1,721,795,153

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2006, these restricted securities amounted to $39,428,631, which represented 2.3% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At November 30, 2006, these liquid restricted securities amounted to $39,428,631, which represented 2.3% of total net assets.

3 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

5 Affiliated companies.

6 The cost of investments for federal tax purposes amounts to $1,965,392,022.

At November 30, 2006, the Fund had the following outstanding long futures contracts:

Contracts	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
7U.S. Treasury 10 Year Note Futures	180	$19,653,750	March 2007	$55,494

At November 30, 2006, the Fund had the following outstanding credit default swaps:

Counter-party	Reference Entity	Buy/Sell	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs LLP	Dow Jones CDXHY7325	Buy	3.25%	12/20/2011	$8,000,000	$(162,785)

7 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2006.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
LP	--Limited Partnership
MTN	--Medium Term Note
REIT	--Real Estate Investment Trust
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2006

Assets:
Investments in repurchase agreements	$288,032,000
Investments in securities, including $842,315,063 of investments in affiliated issuers (Note 5) and $256,539,354 of securities loaned	1,704,652,123
Total investments in securities, at value (identified cost $1,963,140,130)		$1,992,684,123
Cash denominated in foreign currency (identified cost $9,250)		9,724
Income receivable		10,232,607
Receivable for shares sold		6,076,296
Receivable for daily variation margin		71,613
TOTAL ASSETS		2,009,074,363
Liabilities:
Payable for investments purchased	13,453,581
Payable for shares redeemed	3,082,761
Income distribution payable	3,443,746
Net payable for swap contracts	209,008
Payable to bank	2,319,324
Payable for collateral due to broker	264,155,000
Payable for distribution services fee (Note 5)	121,083
Payable for shareholder services fee (Note 5)	190,703
Accrued expenses	304,004
TOTAL LIABILITIES		287,279,210
Net assets for 161,395,373 shares outstanding		$1,721,795,153
Net Assets Consist of:
Paid-in capital		$1,703,718,744
Net unrealized appreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency		29,444,432
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(13,933,795)
Undistributed net investment income		2,565,772
TOTAL NET ASSETS		$1,721,795,153

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($813,367,232 ÷ 76,242,700 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.67
Offering price per share	$10.67
Redemption proceeds per share	$10.67
Institutional Service Shares:
Net asset value per share ($644,797,479 ÷ 60,441,123 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.67
Offering price per share	$10.67
Redemption proceeds per share	$10.67
Class A Shares:
Net asset value per share ($137,544,953 ÷ 12,892,848 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.67
Offering price per share (100/95.50 of $10.67)1	$11.17
Redemption proceeds per share	$10.67
Class B Shares:
Net asset value per share ($38,825,118 ÷ 3,639,315 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.67
Offering price per share	$10.67
Redemption proceeds per share (94.50/100 of $10.67)1	$10.08
Class C Shares:
Net asset value per share ($40,763,080 ÷ 3,820,977 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.67
Offering price per share (100/99.00 of $10.67)1	$10.78
Redemption proceeds per share (99.00/100 of $10.67)1	$10.56
Class K Shares:
Net asset value per share ($46,497,291 ÷ 4,358,410 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.67
Offering price per share	$10.67
Redemption proceeds per share	$10.67

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2006

Investment Income:
Dividends (including income received from affiliated issuers of $36,504,879) (Note 5)		$36,521,587
Interest income allocated from affiliated partnership (Note 2 and Note 5)		1,574,900
Interest (including income on securities loaned of $586,623)		41,572,167
TOTAL INCOME		79,668,654
Expenses:
Investment adviser fee (Note 5)	$6,042,716
Administrative personnel and services fee (Note 5)	1,202,127
Custodian fees	85,821
Transfer and dividend disbursing agent fees and expenses--Institutional Shares	216,546
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	260,849
Transfer and dividend disbursing agent fees and expenses--Class A Shares	103,510
Transfer and dividend disbursing agent fees and expenses--Class B Shares	51,057
Transfer and dividend disbursing agent fees and expenses--Class C Shares	32,136
Transfer and dividend disbursing agent fees and expenses--Class K Shares	107,989
Directors'/Trustees' fees	14,503
Auditing fees	25,924
Legal fees	7,229
Portfolio accounting fees	229,361
Distribution services fee--Institutional Service Shares (Note 5)	1,546,641
Distribution services fee--Class A Shares (Note 5)	261,802
Distribution services fee--Class B Shares (Note 5)	321,453
Distribution services fee--Class C Shares (Note 5)	316,462
Distribution services fee--Class K Shares (Note 5)	197,042
Shareholder services fee--Institutional Shares (Note 5)	641,524
Shareholder services fee--Institutional Service Shares (Note 5)	1,518,153
Shareholder services fee--Class A Shares (Note 5)	258,008
Shareholder services fee--Class B Shares (Note 5)	107,181
Shareholder services fee--Class C Shares (Note 5)	101,290

Statement of Operations-continued

Expenses-continued:
Share registration costs		$115,151
Printing and postage		121,959
Insurance premiums		13,288
Taxes		127,510
Miscellaneous		14,269
EXPENSES BEFORE ALLOCATION		14,041,501
Expenses allocated from affiliated partnership (Note 2 and Note 5)		16,372
TOTAL EXPENSES		14,057,873
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(2,951,705)
Waiver of administrative personnel and services fee	(50,990)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Shares	(56,842)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	(111,958)
Waiver of distribution services fee--Institutional Service Shares	(1,237,313)
Waiver of shareholder services fee--Institutional Shares	(641,524)
TOTAL WAIVERS AND REIMBURSEMENTS		(5,050,332)
Net expenses			$9,007,541
Net investment income			70,661,113
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized gain of $3,605,644 on sales of investments in affiliated issuers)			(7,950,447)
Net realized loss on futures contracts			(133,774)
Net realized loss on swap contracts			(30,000)
Net realized gain allocated from affiliated partnership			844,247
Net change in unrealized appreciation of futures contracts			57,349
Net change in unrealized depreciation of swap contracts			(162,785)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			35,033,701
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions			27,658,291
Change in net assets resulting from operations			$98,319,404

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$70,661,113	$63,987,152
Net realized gain (loss) on investments including allocation from partnerships, futures contracts, swap contracts and foreign currency transactions	(7,269,974)	453,025
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	34,928,265	(36,358,608)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	98,319,404	28,081,569
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(33,752,922)	(27,711,479)
Institutional Service Shares	(29,666,268)	(28,295,273)
Class A Shares	(4,727,811)	(3,545,872)
Class B Shares	(1,715,244)	(2,076,435)
Class C Shares	(1,707,970)	(1,890,600)
Class K Shares	(1,708,693)	(1,202,438)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(73,278,908)	(64,722,097)
Share Transactions:
Proceeds from sale of shares	711,641,563	557,872,776
Proceeds from shares issued in connection with the tax-free transfer of assets from Bryn Mawr Income Common Trust Fund	54,469,968	--
Net asset value of shares issued to shareholders in payment of distributions declared	34,997,060	30,125,554
Cost of shares redeemed	(535,931,881)	(491,915,324)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	265,176,710	96,083,006
Change in net assets	290,217,206	59,442,478
Net Assets:
Beginning of period	1,431,577,947	1,372,135,469
End of period (including undistributed net investment income of $2,565,772 and $2,419,197, respectively)	$1,721,795,153	$1,431,577,947

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2006

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers six classes of shares: Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of Institutional Shares and Institutional Service Shares are presented separately. The investment objective of the Fund is to provide total return.

On June 23, 2006, the Fund received assets from Bryn Mawr Income Common Trust Fund, as a result of a tax-free reorganization, as follows:

Institutional Service Shares of the Fund Issued	Bryn Mawr Income Common Trust Fund Net Assets Received	Unrealized Depreciation1	Net Assets of Fund Prior to Combination	Net Assets of Bryn Mawr Income Common Trust Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
5,314,143	$54,469,968	$1,334,585	$1,439,056,923	$54,469,968	$1,493,526,891

1 Unrealized Depreciation is included in the Bryn Mawr Income Common Trust Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for investments in other open-end regulated investment companies, based on net asset value;
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Directors, although the actual calculation may be done by others.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to provide total return. Federated receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in portfolios of Federated Core Trust II (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees from the Funds within the Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares bear distribution and shareholder services fees unique to those classes and Class K bears certain transfer and dividend disbursing agent fees unique to that class. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index or other reference instrument. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. For the year ended November 30, 006, the Fund had net realized losses of $30,000 on swap contracts.

The Fund utilized credit default swap contracts. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. If the Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund will receive the full notional value of the reference obligation that may have little or no value. As a seller, the Fund receives a fixed rate of income throughout the term of the contract provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if the Fund had invested in the reference obligation directly. The cash paid or received on a credit default swap is recognized as realized gains or losses when such a payment is paid or received.

Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract, from unanticipated changes in the value of the financial index on which the swap agreement is based, or from unfavorable changes in market conditions or interest rates.

Swap contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.

Futures Contracts

The Fund can buy and sell bond interest rate futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended November 30, 2006, the Fund had net realized losses on futures contracts of $133,774.

Futures contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At November 30, 2006, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of November 30, 2006, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$256,539,354	$264,155,000

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Fund's Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended November 30	2006		2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	36,804,478	$385,236,532	24,932,970	$267,724,329
Shares issued to shareholders in payment of distributions declared	821,989	8,616,817	637,223	6,829,922
Shares redeemed	(18,894,768)	(197,687,323)	(17,367,639)	(186,193,775)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	18,731,699	$196,166,026	8,202,554	$88,360,476

Year Ended November 30	2006		2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	18,945,963	$198,445,205	19,623,422	$210,622,689
Shares issued in connection with the tax-free transfer of assets from Bryn Mawr Income Common Trust Fund	5,314,143	54,469,968	--	--
Shares issued to shareholders in payment of distributions declared	1,764,676	18,491,343	1,539,713	16,503,375
Shares redeemed	(23,752,565)	(248,057,292)	(20,873,552)	(223,837,763)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	2,272,217	$23,349,224	289,583	$3,288,301

Year Ended November 30	2006		2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	7,079,806	$74,087,158	4,580,610	$49,120,144
Shares issued to shareholders in payment of distributions declared	355,104	3,723,521	261,642	2,803,317
Shares redeemed	(3,323,574)	(34,758,931)	(2,711,765)	(29,073,705)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	4,111,336	$43,051,748	2,130,487	$22,849,756

Year Ended November 30	2006		2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	271,329	$2,830,143	401,752	$4,313,936
Shares issued to shareholders in payment of distributions declared	128,690	1,348,275	144,733	1,551,978
Shares redeemed	(1,435,839)	(15,001,033)	(1,410,227)	(15,121,395)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,035,820)	$(10,822,615)	(863,742)	$(9,255,481)

Year Ended November 30	2006		2005
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	808,873	$8,473,829	824,793	$8,846,131
Shares issued to shareholders in payment of distributions declared	106,057	1,111,174	115,236	1,235,856
Shares redeemed	(1,354,199)	(14,175,730)	(1,724,330)	(18,484,817)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(439,269)	$(4,590,727)	(784,301)	$(8,402,830)

Year Ended November 30	2006		2005
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	4,082,389	$42,568,696	1,606,539	$17,245,547
Shares issued to shareholders in payment of distributions declared	162,788	1,705,930	112,044	1,201,106
Shares redeemed	(2,508,317)	(26,251,572)	(1,799,537)	(19,203,869)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	1,736,860	$18,023,054	(80,954)	$(757,216)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	25,377,023	$265,176,710	8,893,627	$96,083,006

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, discount accretion/premium amortization on debt securities and tax allocated income from partnerships.

For the year ended November 30, 2006, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized (Losses)
$(894,629)	$2,764,370	$(1,869,741)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2006 and 2005, was as follows:

	2006	2005
Ordinary income1	$73,278,908	$64,722,097

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of November 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,406,696
Net unrealized appreciation	$27,294,831
Capital loss carryforward	$(11,625,118)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales and discount accretion/premium amortization on debt securities.

At November 30, 2006, the cost of investments for federal tax purposes was $1,965,392,022. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, from futures contracts and from swap contracts was $27,292,101. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $31,243,427 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,951,326.

At November 30, 2006, the Fund had a capital loss carryforward of $11,625,118 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$2,891,335
2014	$8,733,783

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. For the year ended November 30, 2006, the Adviser voluntarily waived $2,951,705 of its fee. In addition, the Adviser reimbursed $772,087 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the year ended November 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses up to the percentages as shown in the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

For the year ended November 30, 2006, FSC voluntarily waived $1,237,313 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2006, FSC retained $517,963 of fees paid by the Fund.

Sales Charges

For the year ended November 30, 2006, FSC retained $13,107 in sales charges from the sale of Class A Shares. FSC also retained $1,084 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the year ended November 30, 2006, FSSC voluntarily waived $641,524 of its fee. For the year ended November 30, 2006, FSSC received $82,569 of fees paid by the Fund.

Commencing on August 1, 2005, and continuing through November 9, 2005, FSSC reimbursed daily a portion of the shareholder services fee for Institutional Service Shares. This reimbursement resulted from an administrative delay in the implementation of contractual terms of shareholder service fee agreements. This reimbursement amounted to $34,442 for the year ended November 30, 2005.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses (including the distribution (12b-1) fee) so that the total operating expenses paid by the Fund's Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 0.35%, 0.65%, 0.90%, 1.45%, 1.45% and 1.10%, respectively, for the fiscal year ending November 30, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after January 31, 2008.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. The Adviser was not paid an investment adviser fee by the affiliated mutual funds listed below. Therefore, the Adviser was not required to reimburse the Fund any investment adviser fee in connection with the investments in affiliated mutual funds listed below. Transactions with affiliated companies during the year ended November 30, 2006 are as follows:

Affiliates	Balance of Shares Held 11/30/2005	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 11/30/2006	Value	Dividend Income/ Allocated Interest Income
Emerging Markets Fixed Income Core Fund	1,376,289	1,890,629	1,675,753	1,591,165	$ 32,928,872	$ 1,574,900
Federated Mortgage Core Portfolio	47,972,559	30,643,746	6,091,371	72,524,934	722,348,339	29,438,591
High Yield Bond Portfolio	13,074,465	1,782,077	2,150,286	12,706,256	87,037,852	7,066,288
TOTAL OF AFFILIATED TRANSACTIONS	62,423,313	34,316,452	9,917,410	86,822,355	$842,315,063	$38,079,779

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2006, were as follows:

Purchases	$564,696,937
Sales	$318,278,598

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years no later than May 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

9. SUBSEQUENT EVENT

On December 21, 2006, the Corporation entered into a $150,000,000 unsecured, uncommitted discretionary line of credit (LOC) with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC. AND SHAREHOLDERS OF FEDERATED TOTAL RETURN BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Total Return Bond Fund (the "Fund"), one of the portfolios constituting Federated Total Return Series, Inc., as of November 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period then ended were audited by another independent registered public accounting firm whose report, dated January 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Total Return Bond Fund of Federated Total return Series, Inc. at November 30, 2006, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
January 12, 2007

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Corporation comprised three portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: March 1995	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: April 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex; Director, WinsorTech.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1993	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA DIRECTOR Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: April 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 Saint Vincent College Latrobe, PA DIRECTOR Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SR. VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Evaluation and Approval of Advisory Contract

FEDERATED TOTAL RETURN BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For the periods ending December 31, 2005, the Fund's performance for the three year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Got to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Total Return Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q820
Cusip 31428Q812
Cusip 31428Q796
Cusip 31428Q770

28142 (1/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Total Return Bond Fund

A Portfolio of Federated Total Return Series, Inc.

ANNUAL SHAREHOLDER REPORT

November 30, 2006

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND CORPORATION OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2006	2005 [1]	2004	2003	2002
Net Asset Value, Beginning of Period	$10.52	$10.79	$10.75	$10.62	$10.68
Income From Investment Operations:
Net investment income	0.53	0.51	0.52 [2]	0.52	0.64
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.15	(0.26)	0.04	0.13	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.68	0.25	0.56	0.65	0.62
Less Distributions:
Distributions from net investment income	(0.53)	(0.52)	(0.52)	(0.52)	(0.63)
Distributions from net realized gain on investments and foreign currency transactions	--	--	--	--	(0.05)
TOTAL DISTRIBUTIONS	(0.53)	(0.52)	(0.52)	(0.52)	(0.68)
Net Asset Value, End of Period	$10.67	$10.52	$10.79	$10.75	$10.62
Total Return [3]	6.70%	2.32%	5.35%	6.21%	6.10%

Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.36%	0.35%	0.35%
Net investment income	4.92%	4.79%	4.82%	4.73%	6.10%
Expense waiver/reimbursement [4]	0.31%	0.46%	0.49%	0.46%	0.48%
Supplemental Data:
Net assets, end of period (000 omitted)	$813,367	$605,292	$532,223	$509,354	$442,668
Portfolio turnover	56%	37%	16%	60%	74%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2006	2005	[1]	2004	2003	2002
Net Asset Value, Beginning of Period	$10.52	$10.79		$10.75	$10.62	$10.68
Income From Investment Operations:
Net investment income	0.50	0.48		0.49 [2]	0.48	0.61
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.15	(0.26)		0.04	0.14	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.65	0.22		0.53	0.62	0.59
Less Distributions:
Distributions from net investment income	(0.50)	(0.49)		(0.49)	(0.49)	(0.60)
Distributions from net realized gain on investments and foreign currency transactions	--	--		--	--	(0.05)
TOTAL DISTRIBUTIONS	(0.50)	(0.49)		(0.49)	(0.49)	(0.65)
Net Asset Value, End of Period	$10.67	$10.52		$10.79	$10.75	$10.62
Total Return [3]	6.39%	2.03	% [4]	5.03%	5.90%	5.79%

Ratios to Average Net Assets:
Net expenses	0.65%	0.64%		0.66%	0.65%	0.66%
Net investment income	4.61%	4.49%		4.52%	4.41%	5.80%
Expense waiver/reimbursement [5]	0.42%	0.44%		0.45%	0.42%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$644,797	$612,226		$624,721	$442,611	$253,207
Portfolio turnover	56%	37%		16%	60%	74%

1 Beginning with the year ended November 30, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Per share numbers have been calculated using the average shares method.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

Total returns for periods of less than one year, if any, are not annualized.

4 During the year ended November 30, 2005, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.01% on the total return. (See Notes to Financial Statements, Note 5).

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2006 to November 30, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2006	Ending Account Value 11/30/2006	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,060.80	$1.86
Institutional Service Shares	$1,000	$1,059.20	$3.36
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.26	$1.83
Institutional Service Shares	$1,000	$1,021.81	$3.29

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.36%
Institutional Service Shares	0.65%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value for the 12-month reporting period was 6.70% for Institutional Shares, and 6.39% for Institutional Service Shares. The total return of the Lehman Brothers U.S. Aggregate Index, a broad-based securities market index ("LBUSA") 1 , was 5.94% during the 12-month reporting period. The fund's total return for the most recently completed fiscal year reflected actual cash flows, transactions costs and other expenses, which were not reflected in the total return of the LBUSA.

During the period, the most significant factors affecting the fund's performance relative to the LBUSA were: (1) the effect of changing interest rates (referred to as "duration") 2 ; (2) the effect of changes in the valuation of the U.S. dollar (referred to as "currency"); and (3) the allocation of the portfolio among securities of similar types of issues (referred to as "sectors").

For purposes of the following, the discussion will focus on the performance of the fund's Institutional Shares.

1 The LBUSA is an unmanaged index composed of securities from the Lehman Brothers Government/Credit Total Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Investments can not be made in an index.

2 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

MARKET OVERVIEW

Over the 12-month reporting period ending November 30, 2006, interest rate levels for intermediate to longer maturity U.S. treasury securities were little changed. This point-to-point description, however, hides the fact that the 12-month reporting period can be divided into two distinct periods: (1) from November 30, 2005 to June 30, 2006, interest rate levels rose sharply as the Federal Reserve Board (the "Fed") raised the Fed Funds Target Rate at each of its five meetings; and (2) from June 30, 2006 to November 30, 2006, the Fed made no rate changes at its three following meetings and interest rate levels fell sharply. In concert with the latter rate decline, U.S. gross domestic product experienced decelerating growth throughout calendar year 2006, starting with a 5.6% real (after inflation) growth rate in the first quarter, a 2.6% real growth rate in the second quarter and 2.0% in the third quarter. In essence, the period from December 2005 through June 2006 can easily be described as a bear market environment as rates rose and high quality bond prices fell. The period from July 2006 through fiscal year-end November 2006 represented a bull market environment with falling interest rates and rising high quality bond prices. For this entire fiscal year, the fund's net asset value rose in value.

DURATION

Duration management benefited fund shareholders. The fund was positioned shorter (i.e., less interest rate sensitive) from December 2005 through April 2006, a period when rates rose. Conversely, the fund was positioned longer (i.e., more interest rate sensitive) from May 2006 through November 2006, a period when rates fell and bond prices rose. 3

FOREIGN CURRENCY 4

For virtually the entire reporting period, the fund maintained a position between 1% and 4% of assets in securities denominated in foreign currencies, primarily the euro and the yen. The LBUSA, by comparison, does not contain securities denominated in these foreign currencies. For the period, both the euro and yen currencies appreciated relative to the U.S. dollar and thus benefited fund shareholders.

3 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

4 International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards.

SECTOR ALLOCATION 5

Sector allocation modestly detracted from performance relative to the LBUSA. While the fund maintained an overweight corporate bond position during the initial six months of the reporting period, corporate bonds represented an underweight sector in the latter half, a period when corporate bonds provided strong performance. This latter half corporate underweight was, however, partially offset by the fund's overweight position in U.S. mortgages, a sector which also performed very well in the summer and fall months of 2006.

5 Funds whose investments are concentrated in a specific industry, sector or geographic area may be subject to a higher degree of market risk than funds whose investments are diversified.

GROWTH OF A $100,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $100,000 1 in Federated Total Return Bond Fund (Institutional Shares) (the "Fund") from November 30, 1996 to November 30, 2006, compared to the Lehman Brothers U.S. Aggregate Index (LBUSA) 2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA). 2

Average Annual Total Returns for the Period Ended 11/30/2006
1 Year	6.70%
5 Years	5.33%
10 Years	6.42%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBUSA and LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The LBUSA and LIIGDCA are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not reflected to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or average.

GROWTH OF A $25,000 INVESTMENT - INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,000 1 in Federated Total Return Bond Fund (Institutional Service Shares) (the "Fund") from November 30, 1996 to November 30, 2006, compared to the Lehman Brothers U.S. Aggregate Index (LBUSA) 2 and the Lipper Intermediate Investment Grade Debt Category Average (LIIGDCA). 2

Average Annual Total Returns for the Period Ended 11/30/2006
1 Year	6.39%
5 Years	5.01%
10 Years	6.10%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBUSA and LIIGDCA have been adjusted to reflect reinvestment of dividends on securities in the index and the average.

2 The LBUSA and LIIGDCA are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LIIGDCA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or average.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At November 30, 2006, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets [2]
Mortgage-Backed Securities [3]	33.3%
Corporate Debt Securities	27.4%
U.S. Treasury Securities [4]	19.5%
Government/Agencies	7.5%
Asset-Backed Securities	1.0%
Securities Lending Collateral [5]	15.3%
Other Security Types [6,7]	0.0%
Cash Equivalents [8]	4.0%
Other Assets and Liabilities--Net [9]	(8.0)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentage of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, mortgage-backed securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.

4 For purposes of this table, U.S. Treasury Securities do not include mortgage-backed securities guaranteed by GSEs.

5 Cash collateral received from lending portfolio securities which is invested in short term investments such as repurchase agreements or money market mutual funds.

6 Other Security Types consist of common stock, preferred stock and warrants.

7 Represents less than 0.01%.

8 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.

9 See Statement of Assets and Liabilities.

Portfolio of Investments

November 30, 2006

Principal Amount			Value
		CORPORATE BONDS--22.0%
		Basic Industry - Chemicals--0.1%
$1,380,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$1,332,148
500,000		Du Pont (E.I.) de Nemours & Co., Note, 6.875%, 10/15/2009	526,134
		TOTAL	1,858,282
		Basic Industry - Metals & Mining--0.6%
650,000		Alcan, Inc., 5.00%, 6/1/2015	631,328
195,000		Alcan, Inc., 5.75%, 6/1/2035	189,509
1,670,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	1,670,958
1,000,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	1,009,336
420,000	[1,2]	Codelco, Inc., 4.75%, 10/15/2014	405,153
1,210,000	[1,2]	Codelco, Inc., Bond, 5.625%, 9/21/2035	1,184,186
1,400,000		Thiokol Corp., Sr. Note, 6.625%, 3/1/2008	1,424,337
1,800,000		Vale Overseas Ltd., 6.875%, 11/21/2036	1,849,500
2,200,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	2,221,764
		TOTAL	10,586,071
		Basic Industry - Paper--0.5%
830,000		International Paper Co., 5.50%, 1/15/2014	829,196
2,650,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	2,894,510
380,000		Westvaco Corp., 7.65%, 3/15/2027	405,937
3,000,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	3,185,631
2,000,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	2,101,185
		TOTAL	9,416,459
		Capital Goods - Aerospace & Defense--0.4%
1,150,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	1,131,154
600,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	584,126
100,000		Boeing Capital Corp., Sr. Note, Series XI, 7.138%, 11/15/2009	100,334
2,500,000		Boeing Co., Note, 5.125%, 2/15/2013	2,519,388
3,200,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	3,240,429
		TOTAL	7,575,431
Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Construction Machinery--0.2%
$400,000		Caterpillar Financial Services Corp., Unsub., 4.30%, 6/1/2010	$391,878
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	67,713
2,500,000		John Deere Capital Corp., Bond, 5.10%, 1/15/2013	2,499,083
100,000		John Deere Capital Corp., Sr. Note, Series D, 6.097%, 12/18/2009	100,185
		TOTAL	3,058,859
		Capital Goods - Diversified Manufacturing--0.5%
1,000,000		Danaher Corp., Note, 6.00%, 10/15/2008	1,015,479
1,200,000		Emerson Electric Co., Note, 5.00%, 10/15/2008	1,200,497
2,500,000		General Electric Co., Note, 5.00%, 2/1/2013	2,501,634
650,000		Honeywell International, Inc., Note, 7.50%, 3/1/2010	699,172
200,000		Textron Financial Corp., Note, Series E, 6.993%, 12/1/2007	202,197
2,450,000	[1,2]	Tyco International Group SA, Note, 4.436%, 6/15/2007	2,442,077
		TOTAL	8,061,056
		Capital Goods - Environmental--0.1%
2,548,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	2,656,878
		Communications - Media & Cable--0.4%
3,000,000		Comcast Corp., 7.125%, 6/15/2013	3,273,100
2,700,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	2,864,632
1,710,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	1,684,044
		TOTAL	7,821,776
		Communications - Media Noncable--0.3%
1,700,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	1,823,735
230,000		News America Holdings, Inc., Company Guarantee, 8.00%, 10/17/2016	269,864
2,546,000		Univision Communications, Inc., 7.85%, 7/15/2011	2,587,288
		TOTAL	4,680,887
		Communications - Telecom Wireless--0.7%
4,500,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	6,024,793
1,460,000		America Movil S.A. de C.V., Note, 5.75%, 1/15/2015	1,453,503
3,000,000		Sprint Capital Corp., Company Guarantee, 8.75%, 3/15/2032	3,769,714
400,000		Verizon Wireless, Inc., Unsecd. Note, 5.375%, 12/15/2006	399,998
		TOTAL	11,648,008
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Telecom Wirelines--0.4%
$1,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	$992,899
950,000		Embarq Corp., 6.738%, 6/1/2013	988,407
100,000		GTE California, Inc., Deb., 6.70%, 9/1/2009	103,926
125,000		GTE California, Inc., Deb., Series G, 5.50%, 1/15/2009	125,874
100,000		GTE North, Inc., Deb., 5.65%, 11/15/2008	100,958
100,000		GTE Northwest, Inc., Deb., Series D, 5.55%, 10/15/2008	100,285
100,000		GTE South, Inc., Deb., 6.00%, 2/15/2008	100,487
100,000		GTE South, Inc., Deb., Series MBIA, 6.125%, 6/15/2007	100,316
200,000		Southwestern Bell Telephone Co., Deb., 7.20%, 10/15/2026	207,074
1,400,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	1,527,524
2,220,000		Telefonos de Mexico, Note, 4.50%, 11/19/2008	2,187,810
		TOTAL	6,535,560
		Consumer Cyclical - Automotive--1.9%
2,850,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	2,969,370
3,000,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	2,948,024
2,000,000		DaimlerChrysler North America Holding Corp., Unsecd. Note, 4.05%, 6/4/2008	1,961,779
12,000,000		Ford Motor Credit Co., Note, 6.50%, 1/25/2007	12,003,924
5,000,000		General Motors Acceptance Corp., 6.125%, 8/28/2007	4,999,070
3,000,000		General Motors Acceptance Corp., 6.875%, 8/28/2012	3,095,229
1,825,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	2,051,413
400,000		General Motors Acceptance Corp., Bond, 6.15%, 4/5/2007	400,081
200,000		General Motors Acceptance Corp., Deb., 6.00%, 4/1/2011	196,993
2,210,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	2,230,250
		TOTAL	32,856,133
		Consumer Cyclical - Entertainment--0.3%
230,000		International Speedway Corp., 4.20%, 4/15/2009	224,353
1,170,000		International Speedway Corp., 5.40%, 4/15/2014	1,150,944
1,400,000		Time Warner, Inc., 5.50%, 11/15/2011	1,410,592
1,900,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,949,195
		TOTAL	4,735,084
		Consumer Cyclical - Lodging--0.0%
850,000	[1,2]	Wyndham Worldwide Corp., 6.00%, 12/1/2016	846,099
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Retailers--0.3%
$822,399	[1,2]	CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027	$795,239
500,000		CVS Corp., Sr. Note, 5.75%, 8/15/2011	512,280
1,070,000		Home Depot, Inc., 5.40%, 3/1/2016	1,068,665
210,000		Kohl's Corp., Unsecd. Note, 7.375%, 10/15/2011	228,032
600,000		Target Corp., Note, 5.875%, 7/15/2016	631,773
750,000		Target Corp., Unsecd. Note, 7.50%, 8/15/2010	813,949
750,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.875%, 8/10/2009	787,092
		TOTAL	4,837,030
		Consumer Cyclical - Services--0.2%
2,100,000		Boston University, 7.625%, 7/15/2097	2,510,031
200,000		Cintas Corp. No. 2, Company Guarantee, 6.00%, 6/1/2012	208,025
		TOTAL	2,718,056
		Consumer Cyclical - Textile--0.0%
60,000		V.F. Corp., Note, 8.50%, 10/1/2010	66,723
		Consumer Non-Cyclical Food/Beverage--0.2%
1,210,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	1,234,939
100,000		General Foods Co., Deb., 7.00%, 6/15/2011	100,180
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	196,409
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	262,247
1,525,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	1,576,164
		TOTAL	3,369,939
		Consumer Non-Cyclical Health Care--0.2%
1,000,000		Baxter International, Inc., Note, 7.125%, 2/1/2007	1,002,511
880,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	861,456
1,490,000		Quest Diagnostic, Inc., Note, 5.45%, 11/1/2015	1,465,442
		TOTAL	3,329,409
		Consumer Non-Cyclical Pharmaceuticals--0.3%
1,000,000		Eli Lilly & Co., Note, 6.00%, 3/15/2012	1,050,487
400,000		Eli Lilly & Co., Unsecd. Note, 6.57%, 1/1/2016	441,721
1,740,000		Genentech, Inc., Note, 4.75%, 7/15/2015	1,692,303
670,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	750,142
1,750,000		Wyeth, Unsecd. Note, 5.50%, 2/1/2014	1,777,122
		TOTAL	5,711,775
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Products--0.1%
$700,000		Procter & Gamble Co., Unsub., 6.875%, 9/15/2009	$735,775
445,000		Snap-On, Inc., 6.25%, 8/15/2011	466,603
		TOTAL	1,202,378
		Consumer Non-Cyclical Tobacco--0.1%
885,000		Altria Group, Inc., 5.625%, 11/4/2008	892,785
1,000,000		Altria Group, Inc., Note, 7.00%, 11/4/2013	1,107,011
		TOTAL	1,999,796
		Energy - Independent--0.4%
1,000,000		Anadarko Finance Co., 6.75%, 5/1/2011	1,059,260
1,940,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	1,863,722
1,730,000	[1,2]	Pemex Project Funding Master, 5.75%, 12/15/2015	1,722,215
150,000		Questar Corp., Sr. Note, Series MTNA, 6.00%, 10/6/2008	152,079
1,311,000	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	1,264,649
		TOTAL	6,061,925
		Energy - Integrated--1.1%
100,000		BP PLC, Deb., 8.75%, 3/1/2032	146,857
4,150,000		Conoco, Inc., 7.25%, 10/15/2031	5,048,253
5,670,000		Husky Oil Ltd., Company Guarantee, 8.90%, 8/15/2028	5,989,658
4,118,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	4,703,684
1,750,000	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	1,767,105
1,200,000	[1,2]	Statoil ASA, 5.125%, 4/30/2014	1,190,357
		TOTAL	18,845,914
		Energy - Refining--0.3%
2,725,000		Valero Energy Corp., 7.50%, 4/15/2032	3,217,624
1,830,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	1,751,714
		TOTAL	4,969,338
		Financial Institution - Banking--5.0%
3,100,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	3,154,870
50,000		BankBoston NA, Sub. Note, 6.50%, 12/19/2007	50,466
2,500,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	2,557,000
600,000		Citicorp, Sub. Note, 7.20%, 6/15/2007	604,695
100,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	101,759
1,415,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,522,809
2,000,000		Credit Suisse First Boston USA, Inc., 5.125%, 1/15/2014	2,006,856
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$150,000		Credit Suisse First Boston USA, Inc., Note, 6.125%, 11/15/2011	$157,574
537,000		Credit Suisse First Boston USA, Inc., Note, 6.50%, 1/15/2012	571,652
2,450,000		Credit Suisse First Boston USA, Inc., Sr. Note, 5.50%, 8/16/2011	2,501,318
1,000,000		Credit Suisse First Boston USA, Inc., Unsecd. Note, 5.50%, 8/15/2013	1,030,441
100,000		Donaldson, Lufkin and Jenrette, Inc., Note, Series MTN, 6.90%, 10/1/2007	101,300
100,000		Donaldson, Lufkin and Jenrette, Inc., Sr. Note, 6.50%, 6/1/2008	102,088
720,000,000		Eksportfinans, Bond, 1.80%, 6/21/2010	6,388,597
3,000,000		First Union Institutional Capital I, Bond, 8.04%, 12/1/2026	3,132,103
250,000		Fleet National Bank, Sub., 7.00%, 9/15/2007	253,503
2,600,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,652,646
2,800,000		HSBC Finance Corp., 4.75%, 4/15/2010	2,783,554
1,000,000		HSBC Finance Corp., 5.00%, 6/30/2015	983,744
2,000,000		Household Finance Corp., 6.40%, 6/17/2008	2,039,976
4,000,000		Household Finance Corp., 7.00%, 5/15/2012	4,366,719
500,000		Household Finance Corp., Sr. Note, 5.875%, 2/1/2009	509,471
100,000		Household Finance Corp., Sr. Note, Series NOT1, 5.75%, 5/15/2007	100,183
100,000		Household Finance Corp., Sr. Note, Series NOTZ, 5.50%, 1/15/2007	100,022
50,000		Household Finance Corp., Sr. Note, Series NOTZ, 5.75%, 9/15/2007	50,149
50,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.40%, 9/15/2009	51,798
150,000		Household Finance Corp., Sr. Note, Series NOTZ, 6.70%, 9/15/2009	156,546
1,000,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,082,862
3,150,000		J.P. Morgan Chase & Co., 5.75%, 1/2/2013	3,246,335
4,500,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,484,576
25,000		J.P. Morgan Chase & Co., Sub. Note, 6.125%, 10/15/2008	25,517
100,000		JPM Capital Trust I, Company Guarantee, 7.54%, 1/15/2027	104,194
725,000,000		KFW International Finance, 1.75%, 3/23/2010	6,428,264
2,185,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	2,171,906
2,700,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	2,646,688
750,000		National City Bank, Pennsylvania, 7.25%, 10/21/2011	822,390
2,000,000		Northern Trust Corp., 4.60%, 2/1/2013	1,955,260
1,000,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	1,005,993
3,000,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	3,200,924
1,200,000		Popular North America, Inc., 5.65%, 4/15/2009	1,212,658
1,433,333	[1,2]	Regional Diversified Funding, 9.25%, 3/15/2030	1,670,629
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$500,000		SouthTrust Bank, Sub. Note, 7.00%, 11/15/2008	$518,434
1,660,000	[1,2]	Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	1,631,956
750,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	761,520
300,000		Summit Capital Trust I, Bond, 8.40%, 3/15/2027	315,226
400,000		SunTrust Bank, Central Florida, Sub. Note, 6.90%, 7/1/2007	404,903
2,180,000		U.S. Bank, N.A., Sub. Note, 4.95%, 10/30/2014	2,156,318
250,000		U.S. Bank, N.A., Sub. Note, 5.70%, 12/15/2008	253,246
1,000,000		Wachovia Bank N.A., 4.80%, 11/1/2014	971,914
2,300,000		Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015	2,254,224
4,730,000		Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011	5,053,337
2,000,000		Washington Mutual, Inc., Note, 4.00%, 1/15/2009	1,959,429
1,500,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	1,507,489
		TOTAL	85,878,031
		Financial Institution - Brokerage--1.4%
3,010,000		Amvescap PLC, Note, 4.50%, 12/15/2009	2,957,771
30,000		Associates Corp. of North America, Sr. Note, 6.25%, 11/1/2008	30,681
550,000		Bear Stearns Cos., Inc., Note, 4.50%, 10/28/2010	541,438
250,000		Bear Stearns Cos., Inc., Sr. Note, 7.00%, 3/1/2007	250,918
2,645,000	[1,2]	FMR Corp., Bond, 7.57%, 6/15/2029	3,286,548
2,500,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,636,738
1,000,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	1,068,980
1,500,000		Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013	1,523,291
850,000		Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009	904,144
725,000		Lehman Brothers Holdings, Inc., Note, 4.00%, 1/22/2008	717,365
400,000		Lehman Brothers Holdings, Inc., Note, 8.25%, 6/15/2007	406,613
1,750,000		Lehman Brothers Holdings, Inc., Note, 8.50%, 8/1/2015	2,145,344
4,400,000		Merrill Lynch & Co., Inc., Note, 6.375%, 10/15/2008	4,505,645
500,000		Merrill Lynch & Co., Inc., Note, Series MTNB, 3.70%, 4/21/2008	491,084
200,000		Merrill Lynch & Co., Inc., Sr. Unsub., Series MLNP, 4.05%, 9/29/2010	195,186
650,000		Merrill Lynch & Co., Inc., Unsecd. Note, 5.45%, 7/15/2014	664,253
250,000		Morgan Stanley Group, Inc., 5.30%, 3/1/2013	252,771
600,000		Morgan Stanley Group, Inc., Note, 4.25%, 5/15/2010	587,014
440,000		Nuveen Investments, 5.00%, 9/15/2010	435,760
440,000		Nuveen Investments, 5.50%, 9/15/2015	431,062
		TOTAL	24,032,606
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Finance Noncaptive--1.1%
$2,000,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	$1,983,144
1,760,000		Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015	1,738,283
115,000		CIT Group, Inc., Sr. Note, 5.75%, 9/25/2007	115,441
50,000		CIT Group, Inc., Sr. Note, Series NOTZ, 4.65%, 2/15/2008	49,759
50,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.05%, 5/15/2013	50,046
75,000		CIT Group, Inc., Sr. Note, Series NOTZ, 6.20%, 2/15/2013	75,097
3,850,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	3,969,436
250,000		Countrywide Home Loans, Inc., Company Guarantee, 6.25%, 4/15/2009	256,598
230,000		General Electric Capital Corp., Note, Series A, 4.65%, 6/11/2008	227,498
240,000		General Electric Capital Corp., Note, Series A, 4.80%, 5/30/2008	238,920
150,000		General Electric Capital Corp., Note, Series A, 5.00%, 2/20/2009	147,665
500,000		General Electric Capital Corp., Note, Series A, 6.50%, 12/10/2007	506,781
193,000		General Electric Capital Corp., Note, Series MTNA, 7.375%, 1/19/2010	206,377
1,000,000		General Electric Capital Corp., Unsecd. Note, Series MTNA, 5.25%, 4/15/2013	1,006,418
1,000,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	1,019,960
1,520,000		International Lease Finance Corp., 4.875%, 9/1/2010	1,510,297
150,000		International Lease Finance Corp., Note, Series M, 5.80%, 8/15/2007	150,553
1,460,000		Residential Capital Corp., 6.00%, 2/22/2011	1,481,233
3,340,000		SLM Corp., Floating Rate Note, 6.036%, 12/15/2014	3,184,710
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	907,362
		TOTAL	18,825,578
		Financial Institution - Insurance - Life--0.6%
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	4,787,035
75,000		CIGNA Corp., Note, 7.40%, 5/15/2007	75,629
850,000		Delphi Financial Group, Inc., 9.31%, 3/25/2027	893,060
360,000	[1,2]	Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027	388,728
250,000		MetLife, Inc., Sr. Note, 5.25%, 12/1/2006	249,999
3,000,000	[1,2]	Pacific LifeCorp., Bond, 6.60%, 9/15/2033	3,350,311
		TOTAL	9,744,762
		Financial Institution - Insurance - P&C--0.3%
625,000		Allstate Corp., Unsecd. Note, 5.00%, 8/15/2014	618,765
820,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	855,795
1,750,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,765,744
395,000		The St. Paul Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	401,721
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Insurance - P&C--continued
$250,000		USF&G Corp., Company Guarantee, 8.47%, 1/10/2027	$261,676
1,920,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,954,618
		TOTAL	5,858,319
		Financial Institution - REITs--0.5%
2,700,000		Archstone-Smith Trust, 5.625%, 8/15/2014	2,765,251
1,700,000		Health Care Property Investors, Inc., 5.95%, 9/15/2011	1,734,300
1,950,000		Prologis, Sr. Note, 5.50%, 4/1/2012	1,970,409
1,400,000		Simon Property Group, Inc., Note, 5.60%, 9/1/2011	1,427,693
		TOTAL	7,897,653
		Foreign-Local-Government--0.0%
900,000		Ontario, Province of, 4.375%, 2/15/2013	878,895
		Government Agency--0.1%
500,000		Private Export Funding Corp., Note, Series D, 5.87%, 7/31/2008	507,794
500,000		Private Export Funding Corp., Series G, 6.67%, 9/15/2009	524,643
		TOTAL	1,032,437
		Municipal Services--0.1%
790,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	798,706
1,560,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,560,780
		TOTAL	2,359,486
		Sovereign--0.4%
720,000,000		Inter-American Development Bank, 1.90%, 7/8/2009	6,394,506
		Technology--1.0%
2,450,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	2,480,266
4,000,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	4,615,011
1,030,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	1,043,202
400,000		First Data Corp., MTN, Series MTND, 6.375%, 12/15/2007	405,089
500,000		Hewlett-Packard Co., Note, 5.75%, 12/15/2006	500,060
2,500,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,678,775
1,150,000		IBM Corp., Deb., 8.375%, 11/1/2019	1,472,018
1,000,000		IBM Corp., Note, 5.375%, 2/1/2009	1,009,547
2,530,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011	2,525,326
100,000		Texas Instruments, Inc., Note, 8.75%, 4/1/2007	101,069
		TOTAL	16,830,363
		Transportation - Airlines--0.2%
3,110,000		Southwest Airlines Co., 6.50%, 3/1/2012	3,281,618
Principal Amount			Value
		CORPORATE BONDS--continued
		Transportation - Railroads--0.3%
$1,730,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	$1,691,289
1,850,000		Canadian Pacific RR, 7.125%, 10/15/2031	2,245,202
295,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	314,169
1,560,000		Union Pacific Corp., 4.875%, 1/15/2015	1,523,084
		TOTAL	5,773,744
		Utility - Electric--1.1%
2,500,000		Alabama Power Co., 5.70%, 2/15/2033	2,565,603
1,000,000		Alabama Power Co., Sr. Note, Series L, 7.125%, 10/1/2007	1,015,509
1,000,000		Carolina Power & Light Co., 1st Mtg. Bond, 6.80%, 8/15/2007	1,010,138
690,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	703,660
1,205,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,262,275
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	277,799
1,730,000		MidAmerican Energy Co., 4.65%, 10/1/2014	1,673,953
3,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	3,277,517
810,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	850,790
710,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	745,243
3,050,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	2,948,695
550,000		Peco Energy Co., 1st Mtg. Bond, 3.50%, 5/1/2008	538,019
300,000		Potomac Electric Power Co., 1st Mtg. Bond, 6.25%, 10/15/2007	302,538
2,000,000		Public Service Electric & Gas Co., 4.00%, 11/1/2008	1,960,339
		TOTAL	19,132,078
		Utility - Natural Gas Distributor--0.2%
3,500,000		Atmos Energy Corp., 4.00%, 10/15/2009	3,383,134
200,000		Michigan Consolidated Gas, 1st Mtg. Bond, Series C, 7.21%, 5/1/2007	201,528
		TOTAL	3,584,662
		Utility - Natural Gas Pipelines--0.1%
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,555,006
		TOTAL CORPORATE BONDS (IDENTIFIED COST $371,127,508)	378,508,610
		ADJUSTABLE RATE MORTGAGES--0.0%
		Federal National Mortgage Association--0.0%
49,914		FNMA ARM 681769 1/1/2033	49,497
		Government National Mortgage Association--0.0%
8,419		GNMA2 ARM 80201, 30 Year, 5/20/2028	8,543
2,868		GNMA2 ARM 8717, 10/20/2025	2,921
		TOTAL	11,464
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $63,150)	60,961
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES--1.0%
		Home Equity Loan--0.0%
$69,845	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.26%, 2/15/2029	$69,845
		Non-Agency Mortgage--1.0%
15,950,000		Credit Suisse Mortgage Capital Certificate 2006-C4, Class AAB, 5.439%, 9/15/2039	16,258,314
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $16,099,563)	16,328,159
		COMMON STOCKS & WARRANTS--0.0%
		Warrants--0.0%
4,750		Arcadia Financial Ltd., Warrants, 3/15/2007 (IDENTIFIED COST $0)	0
		CORPORATE NOTES--0.1%
		Communications - Telecom Wirelines--0.1%
2,015,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $2,014,356)	1,975,892
		GOVERNMENT AGENCIES--4.4%
1,500,000		Federal Farm Credit System, Bond, 3.875%, 5/7/2010	1,458,679
500,000		Federal Farm Credit System, Bond, 4.45%, 2/17/2011	494,486
1,000,000		Federal Farm Credit System, Bond, 4.75%, 12/12/2013	998,613
1,000,000		Federal Farm Credit System, Bond, 4.875%, 11/15/2012	982,950
400,000		Federal Farm Credit System, Bond, 5.00%, 6/6/2012	394,972
500,000		Federal Farm Credit System, Bond, 5.00%, 12/27/2012	492,740
150,000		Federal Farm Credit System, Bond, 5.04%, 1/14/2013	147,932
350,000		Federal Farm Credit System, Bond, 5.35%, 8/8/2013	347,499
1,500,000		Federal Farm Credit System, Bond, 6.03%, 12/29/2010	1,570,853
1,000,000		Federal Farm Credit System, Note, Series MTN, 6.82%, 3/16/2009	1,043,124
500,000		Federal Home Loan Bank System, 6.50%, 8/14/2009	521,242
1,500,000		Federal Home Loan Bank System, Bond, 2.50%, 6/18/2007	1,477,111
400,000		Federal Home Loan Bank System, Bond, 2.625%, 2/16/2007	397,673
1,000,000		Federal Home Loan Bank System, Bond, 3.75%, 8/15/2008	981,091
100,000		Federal Home Loan Bank System, Bond, 4.00%, 12/19/2011	96,176
400,000		Federal Home Loan Bank System, Bond, 4.00%, 7/16/2013	389,854
200,000		Federal Home Loan Bank System, Bond, 4.22%, 7/30/2010	195,156
250,000		Federal Home Loan Bank System, Bond, 5.00%, 10/5/2012	246,694
150,000		Federal Home Loan Bank System, Bond, 5.00%, 4/15/2014	147,063
200,000		Federal Home Loan Bank System, Bond, 5.125%, 8/13/2013	197,265
1,000,000		Federal Home Loan Bank System, Bond, 5.17%, 2/25/2014	985,147
200,000		Federal Home Loan Bank System, Bond, 5.25%, 5/3/2012	198,571
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
$700,000		Federal Home Loan Bank System, Bond, 5.35%, 10/21/2010	$697,471
550,000		Federal Home Loan Bank System, Bond, 5.35%, 9/22/2014	544,661
300,000		Federal Home Loan Bank System, Bond, 5.75%, 10/27/2010	300,600
100,000		Federal Home Loan Bank System, Bond, 6.04%, 2/4/2008	101,083
140,000		Federal Home Loan Bank System, Bond, 7.625%, 5/14/2010	152,533
450,000		Federal Home Loan Bank System, Bond, Series 363, 4.50%, 11/15/2012	445,199
400,000		Federal Home Loan Bank System, Bond, Series 5V08, 4.50%, 12/30/2008	389,706
150,000		Federal Home Loan Bank System, Bond, Series 6309, 4.00%, 6/22/2009	147,101
250,000		Federal Home Loan Bank System, Bond, Series 6L09, 4.375%, 10/29/2009	245,656
60,000		Federal Home Loan Bank System, Bond, Series AL09, 5.52%, 1/20/2009	60,803
340,000		Federal Home Loan Bank System, Bond, Series E713, 5.50%, 9/12/2013	337,883
150,000		Federal Home Loan Bank System, Bond, Series F809, 4.17%, 11/27/2009	146,766
435,000		Federal Home Loan Bank System, Bond, Series G609, 4.00%, 2/20/2009	426,540
400,000		Federal Home Loan Bank System, Bond, Series KF08, 5.705%, 9/8/2008	405,270
200,000		Federal Home Loan Bank System, Bond, Series KS08, 5.665%, 9/11/2008	202,519
100,000		Federal Home Loan Bank System, Bond, Series MC08, 5.015%, 10/8/2008	100,152
100,000		Federal Home Loan Bank System, Bond, Series PJ08, 5.485%, 11/12/2008	101,104
1,500,000		Federal Home Loan Bank System, Bond, Series PR08, 3.17%, 10/2/2008	1,454,995
200,000		Federal Home Loan Bank System, Bond, Series PR18, 5.20%, 6/4/2018	194,523
375,000		Federal Home Loan Bank System, Bond, Series SD10, 4.35%, 3/10/2010	367,680
400,000		Federal Home Loan Bank System, Bond, Series UE12, 5.09%, 10/22/2012	395,002
400,000		Federal Home Loan Bank System, Bond, Series UY07, 5.00%, 11/23/2007	398,761
595,000		Federal Home Loan Bank System, Bond, Series V808, 4.00%, 10/27/2008	584,684
300,000		Federal Home Loan Bank System, Bond, Series VX13, 4.875%, 4/11/2013	294,233
200,000		Federal Home Loan Bank System, Bond, Series WL10, 4.00%, 6/4/2010	194,290
535,000		Federal Home Loan Bank System, Series NV09, 6.50%, 11/13/2009	559,675
200,000		Federal Home Loan Mortgage Corp., Bond, 4.00%, 3/26/2015	196,301
1,600,000		Federal Home Loan Mortgage Corp., Note, 0.00%, 4/15/2019	779,981
250,000		Federal Home Loan Mortgage Corp., Note, 3.50%, 5/5/2008	244,937
160,000		Federal Home Loan Mortgage Corp., Note, 4.00%, 5/20/2010	155,446
200,000		Federal Home Loan Mortgage Corp., Note, 4.00%, 12/30/2013	189,134
200,000		Federal Home Loan Mortgage Corp., Note, 4.10%, 10/19/2009	195,603
300,000		Federal Home Loan Mortgage Corp., Note, 4.50%, 5/14/2012	292,614
400,000		Federal Home Loan Mortgage Corp., Note, 4.625%, 4/4/2013	396,697
50,000		Federal Home Loan Mortgage Corp., Note, 4.75%, 12/16/2010	49,347
800,000		Federal Home Loan Mortgage Corp., Note, 4.80%, 4/2/2013	783,768
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
$400,000		Federal Home Loan Mortgage Corp., Note, 5.00%, 5/23/2012	$395,265
400,000		Federal Home Loan Mortgage Corp., Note, 5.00%, 12/10/2012	394,050
100,000		Federal Home Loan Mortgage Corp., Note, 5.05%, 4/27/2012	99,132
250,000		Federal Home Loan Mortgage Corp., Note, 5.25%, 2/18/2014	247,393
475,000		Federal Home Loan Mortgage Corp., Note, 5.27%, 10/12/2010	472,619
600,000		Federal Home Loan Mortgage Corp., Note, 5.30%, 7/29/2013	594,923
325,000		Federal Home Loan Mortgage Corp., Note, 5.55%, 2/28/2011	324,346
15,000,000		Federal Home Loan Mortgage Corp., Note, Series MTN, 4.75%, 10/4/2010	14,990,786
1,000,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 3.50%, 9/15/2007	986,839
100,000		Federal Home Loan Mortgage Corp., Unsecd. Note, 5.00%, 10/24/2014	98,192
5,000,000		Federal National Mortgage Association, 3.25%, 1/15/2008	4,904,275
7,745,000		Federal National Mortgage Association, 5.00%, 9/30/2009	7,725,744
5,780,000		Federal National Mortgage Association, Bond, 6.625%, 11/15/2030	7,157,891
1,500,000		Federal National Mortgage Association, Note, 3.25%, 11/15/2007	1,474,110
1,000,000		Federal National Mortgage Association, Note, 4.25%, 7/15/2007	994,000
600,000		Federal National Mortgage Association, Note, 5.00%, 1/15/2007	599,675
450,000		Federal National Mortgage Association, Note, 5.80%, 3/29/2011	449,649
244,000		Federal National Mortgage Association, Note, Series 1, 6.00%, 2/22/2016	243,348
360,000		Federal National Mortgage Association, Unsecd. Note, 3.40%, 11/19/2007	354,075
250,000		Federal National Mortgage Association, Unsecd. Note, 3.50%, 1/28/2008	245,608
1,070,000		Federal National Mortgage Association, Unsecd. Note, 4.00%, 10/28/2009	1,044,056
150,000		Federal National Mortgage Association, Unsecd. Note, 4.125%, 4/29/2009	147,654
500,000		Federal National Mortgage Association, Unsecd. Note, 4.25%, 5/21/2012	483,797
375,000		Federal National Mortgage Association, Unsecd. Note, 5.00%, 1/28/2011	372,146
500,000		Federal National Mortgage Association, Unsecd. Note, 5.00%, 3/28/2012	493,635
350,000		Federal National Mortgage Association, Unsecd. Note, 5.00%, 8/24/2012	345,380
400,000	[3]	Federal National Mortgage Association, Unsecd. Note, 5.125%, 5/4/2012	396,884
150,000		Federal National Mortgage Association, Unsecd. Note, 5.25%, 1/28/2013	149,020
300,000		Federal National Mortgage Association, Unsecd. Note, 5.40%, 3/28/2013	297,922
400,000		Federal National Mortgage Association, Unsecd. Note, 5.50%, 7/27/2015	397,125
500,000		Federal National Mortgage Association, Unsecd. Note, 5.55%, 6/29/2015	496,472
400,000		Federal National Mortgage Association, Unsecd. Note, 5.80%, 7/16/2013	399,310
50,000		Housing and Urban Development, U.S. Gov't. Guarantee, Series 99-A, 6.33%, 8/1/2013	50,941
500,000		Tennessee Valley Authority, Bond, Series G, 5.375%, 11/13/2008	503,866
1,000,000		Tennessee Valley Authority, Series C, 6.00%, 3/15/2013	1,069,305
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $75,618,616)	75,697,042
Principal Amount			Value
		GOVERNMENTS/AGENCIES--1.9%
		Sovereign--1.9%
$8,000,000		Bundesobligation, 3.25%, 4/9/2010	$10,461,841
8,150,000		Bundesobligation, Bond, 2.50%, 10/8/2010	10,355,244
7,480,000		France, Government of, O.A.T., 4.00%, 10/25/2009	10,010,158
1,500,000		United Mexican States, 6.625%, 3/3/2015	1,613,700
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $31,539,433)	32,440,943
		U.S. TREASURY--19.5%
		U.S. Treasury Bonds--3.4%
36,465,000	[3]	United States Treasury Bond, 4.50%, 2/15/2036	36,094,654
2,215,000		United States Treasury Bond, 5.25%, 11/15/2028	2,397,710
1,343,000		United States Treasury Bond, 6.00%, 2/15/2026	1,566,540
4,935,000		United States Treasury Bond, 6.125%, 11/15/2027	5,898,801
1,300,000		United States Treasury Bond, 6.25%, 8/15/2023	1,535,871
6,000,000	[3]	United States Treasury Bond, 6.25%, 5/15/2030	7,384,690
2,200,000		United States Treasury Bond, 6.50%, 11/15/2026	2,719,120
300,000		United States Treasury Bond, 6.75%, 8/15/2026	379,540
500,000		United States Treasury Bond, 7.25%, 5/15/2016	605,421
		TOTAL	58,582,347
		U.S. Treasury Notes--16.1%
40,192,800		U.S. Treasury Inflation Protected Note, Series D-2016, 2.50%, 7/15/2016	41,392,973
100,000		United States Treasury Note, 3.00%, 11/15/2007	98,257
16,000,000	[3]	United States Treasury Note, 3.875%, 2/15/2013	15,526,387
3,250,000		United States Treasury Note, 4.00%, 2/15/2015	3,149,282
20,000,000	[3]	United States Treasury Note, 4.25%, 11/15/2014	19,730,372
10,400,000	[3]	United States Treasury Note, 4.50%, 11/15/2015	10,429,992
65,000,000	[3,4]	United States Treasury Note, 4.50%, 2/15/2016	65,169,338
10,000,000	[3]	United States Treasury Note, 4.75%, 3/31/2011	10,113,524
28,000,000	[3]	United States Treasury Note, 4.875%, 4/30/2011	28,470,459
200,000		United States Treasury Note, 5.00%, 8/15/2011	205,045
45,000,000	[3]	United States Treasury Note, 5.125%, 6/30/2011	46,236,663
35,000,000	[3]	United States Treasury Note, 5.125%, 5/15/2016	36,751,711
300,000		United States Treasury Note, 6.00%, 8/15/2009	311,192
150,000		United States Treasury Note, 6.25%, 2/15/2007	150,335
100,000		United States Treasury Note, 6.50%, 2/15/2010	105,918
		TOTAL	277,841,448
		TOTAL U.S. TREASURY (IDENTIFIED COST $325,767,929)	336,423,795
Principal Amount			Value
		MORTGAGE--BACKED SECURITIES--0.2%
		Federal Home Loan Mortgage Corporation--0.0%
$601,502		Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	$612,593
243,442		Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	247,931
87,640		Federal Home Loan Mortgage Corp., Pool M30261, 5.50%, 12/1/2016	87,921
		TOTAL	948,445
		Federal National Mortgage Association--0.1%
567,055		Federal National Mortgage Association, Pool 254805, 5.00%, 6/1/2013	562,489
396,928		Federal National Mortgage Association, Pool 255610, 6.00%, 12/1/2014	404,510
33,457		Federal National Mortgage Association, Pool 390900, 7.50%, 6/1/2012	34,716
861,936		Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	856,495
		TOTAL	1,858,210
		Government National Mortgage Association--0.1%
50,776		Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	53,318
2,793		Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	2,981
7,201		Government National Mortgage Association, Pool 433329, 7.50%, 12/15/2026	7,561
1,899		Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	1,994
3,292		Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	3,457
658		Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	700
360,956		Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	372,708
11,576		Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	12,040
17,847		Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	18,422
3,169		Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	3,269
517,696		Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	496,520
147,828		Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	153,937
		TOTAL	1,126,907
		TOTAL MORTGAGE--BACKED SECURITIES (IDENTIFIED COST $3,931,242)	3,933,562
Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--1.0%
		Commercial Mortgage--0.6%
$10,800,000		CS First Boston Mortgage Securities Corp. 2005-C6, Class A2FX, 5.207%, 12/15/2040	$10,859,994
		Federal Home Loan Mortgage Corporation--0.0%
144,558		Federal Home Loan Mortgage Corp. REMIC 1602 PH, 6.00%, 4/15/2023	145,076
		Federal National Mortgage Association--0.0%
33,587		Federal National Mortgage Association REMIC 1988-16 B, 9.50%, 6/25/2018	36,349
14,950		Federal National Mortgage Association REMIC 1989-35 G, 9.50%, 7/25/2019	16,336
		TOTAL	52,685
		Non-Agency Mortgage--0.0%
16,796	[1,2]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 7.52558%, 1/28/2027	13,268
		Structured Product (ABS)--0.4%
6,085,341		Morgan Stanley Capital, Inc. 2004-T13, Class A1, 2.85%, 9/13/2045	5,897,073
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $17,180,952)	16,968,096
		MUTUAL FUNDS--48.9% [5]
1,591,165		Emerging Markets Fixed Income Core Fund	32,928,872
72,524,934		Federated Mortgage Core Portfolio	722,348,339
12,706,256		High Yield Bond Portfolio	87,037,852
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $831,765,381)	842,315,063
Principal Amount			Value
		REPURCHASE AGREEMENTS--16.7%
$23,877,000		Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 11/30/2006 under which Credit Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 8/16/2043 for $2,000,295,556 on 12/1/2006. The market value of the underlying securities at the end of the period was $2,060,008,358.	$23,877,000
132,000,000		Interest in $2,750,000,000 joint repurchase agreement 5.32%, dated 11/30/2006 under which Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 10/18/2016 for $2,750,406,389 on 12/1/2006. The market value of the underlying securities at the end of the period was $2,805,000,660 (purchased with proceeds from securities lending collateral).	132,000,000
132,155,000		Interest in $2,450,000,000 joint repurchase agreement 5.32%, dated 11/30/2006 under which UBS Securities LLC will repurchase U.S. Government Agency securities and a U.S. Treasury security with various maturities to 11/1/2036 for $2,450,362,056 on 12/1/2006. The market value of the underlying securities at the end of the period was $2,509,908,960 (purchased with proceeds from securities lending collateral).	132,155,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	288,032,000
		TOTAL INVESTMENTS--115.7% (IDENTIFIED COST $1,963,140,130) [6]	1,992,684,123
		OTHER ASSETS AND LIABILITIES - NET--(15.7)%	(270,888,970)
		TOTAL NET ASSETS--100%	$1,721,795,153

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2006, these restricted securities amounted to $39,428,631, which represented 2.3% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At November 30, 2006, these liquid restricted securities amounted to $39,428,631, which represented 2.3% of total net assets.

3 All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

5 Affiliated companies.

6 The cost of investments for federal tax purposes amounts to $1,965,392,022.

At November 30, 2006, the Fund had the following outstanding long futures contracts:

Contracts	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[7] U.S. Treasury 10 Year Note Futures	180	$19,653,750	March 2007	$55,494

At November 30, 2006, the Fund had the following outstanding credit default swaps:

Counter-party	Reference Entity	Buy/Sell	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs LLP	Dow Jones CDXHY7325	Buy	3.25%	12/20/2011	$8,000,000	$(162,785)

7 Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2006.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
LP	--Limited Partnership
MTN	--Medium Term Note
REIT	--Real Estate Investment Trust
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2006

Assets:
Investments in repurchase agreements	$288,032,000
Investments in securities, including $842,315,063 of investments in affiliated issuers (Note 5) and $256,539,354 of securities loaned	1,704,652,123
Total investments in securities, at value (identified cost $1,963,140,130)		$1,992,684,123
Cash denominated in foreign currency (identified cost $9,250)		9,724
Income receivable		10,232,607
Receivable for shares sold		6,076,296
Receivable for daily variation margin		71,613
TOTAL ASSETS		2,009,074,363
Liabilities:
Payable for investments purchased	13,453,581
Payable for shares redeemed	3,082,761
Income distribution payable	3,443,746
Net payable for swap contracts	209,008
Payable to bank	2,319,324
Payable for collateral due to broker	264,155,000
Payable for distribution services fee (Note 5)	121,083
Payable for shareholder services fee (Note 5)	190,703
Accrued expenses	304,004
TOTAL LIABILITIES		287,279,210
Net assets for 161,395,373 shares outstanding		$1,721,795,153
Net Assets Consist of:
Paid-in capital		$1,703,718,744
Net unrealized appreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency		29,444,432
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(13,933,795)
Undistributed net investment income		2,565,772
TOTAL NET ASSETS		$1,721,795,153

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($813,367,232 ÷ 76,242,700 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.67
Offering price per share	$10.67
Redemption proceeds per share	$10.67
Institutional Service Shares:
Net asset value per share ($644,797,479 ÷ 60,441,123 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.67
Offering price per share	$10.67
Redemption proceeds per share	$10.67
Class A Shares:
Net asset value per share ($137,544,953 ÷ 12,892,848 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.67
Offering price per share (100/95.50 of $10.67)1	$11.17
Redemption proceeds per share	$10.67
Class B Shares:
Net asset value per share ($38,825,118 ÷ 3,639,315 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.67
Offering price per share	$10.67
Redemption proceeds per share (94.50/100 of $10.67)1	$10.08
Class C Shares:
Net asset value per share ($40,763,080 ÷ 3,820,977 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.67
Offering price per share (100/99.00 of $10.67)1	$10.78
Redemption proceeds per share (99.00/100 of $10.67)1	$10.56
Class K Shares:
Net asset value per share ($46,497,291 ÷ 4,358,410 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.67
Offering price per share	$10.67
Redemption proceeds per share	$10.67

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2006

Investment Income:
Dividends (including income received from affiliated issuers of $36,504,879) (Note 5)		$36,521,587
Interest income allocated from affiliated partnership (Note 2 and Note 5)		1,574,900
Interest (including income on securities loaned of $586,623)		41,572,167
TOTAL INCOME		79,668,654
Expenses:
Investment adviser fee (Note 5)	$6,042,716
Administrative personnel and services fee (Note 5)	1,202,127
Custodian fees	85,821
Transfer and dividend disbursing agent fees and expenses--Institutional Shares	216,546
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	260,849
Transfer and dividend disbursing agent fees and expenses--Class A Shares	103,510
Transfer and dividend disbursing agent fees and expenses--Class B Shares	51,057
Transfer and dividend disbursing agent fees and expenses--Class C Shares	32,136
Transfer and dividend disbursing agent fees and expenses--Class K Shares	107,989
Directors'/Trustees' fees	14,503
Auditing fees	25,924
Legal fees	7,229
Portfolio accounting fees	229,361
Distribution services fee--Institutional Service Shares (Note 5)	1,546,641
Distribution services fee--Class A Shares (Note 5)	261,802
Distribution services fee--Class B Shares (Note 5)	321,453
Distribution services fee--Class C Shares (Note 5)	316,462
Distribution services fee--Class K Shares (Note 5)	197,042
Shareholder services fee--Institutional Shares (Note 5)	641,524
Shareholder services fee--Institutional Service Shares (Note 5)	1,518,153
Shareholder services fee--Class A Shares (Note 5)	258,008
Shareholder services fee--Class B Shares (Note 5)	107,181
Shareholder services fee--Class C Shares (Note 5)	101,290

Statement of Operations-continued

Expenses-continued:
Share registration costs		$115,151
Printing and postage		121,959
Insurance premiums		13,288
Taxes		127,510
Miscellaneous		14,269
EXPENSES BEFORE ALLOCATION		14,041,501
Expenses allocated from affiliated partnership (Note 2 and Note 5)		16,372
TOTAL EXPENSES		14,057,873
Waivers and Reimbursements (Note 5):
Waiver of investment adviser fee	$(2,951,705)
Waiver of administrative personnel and services fee	(50,990)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Shares	(56,842)
Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	(111,958)
Waiver of distribution services fee--Institutional Service Shares	(1,237,313)
Waiver of shareholder services fee--Institutional Shares	(641,524)
TOTAL WAIVERS AND REIMBURSEMENTS		(5,050,332)
Net expenses			$9,007,541
Net investment income			70,661,113
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized gain of $3,605,644 on sales of investments in affiliated issuers)			(7,950,447)
Net realized loss on futures contracts			(133,774)
Net realized loss on swap contracts			(30,000)
Net realized gain allocated from affiliated partnership			844,247
Net change in unrealized appreciation of futures contracts			57,349
Net change in unrealized depreciation of swap contracts			(162,785)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			35,033,701
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions			27,658,291
Change in net assets resulting from operations			$98,319,404

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2006	2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$70,661,113	$63,987,152
Net realized gain (loss) on investments including allocation from partnerships, futures contracts, swap contracts and foreign currency transactions	(7,269,974)	453,025
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	34,928,265	(36,358,608)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	98,319,404	28,081,569
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(33,752,922)	(27,711,479)
Institutional Service Shares	(29,666,268)	(28,295,273)
Class A Shares	(4,727,811)	(3,545,872)
Class B Shares	(1,715,244)	(2,076,435)
Class C Shares	(1,707,970)	(1,890,600)
Class K Shares	(1,708,693)	(1,202,438)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(73,278,908)	(64,722,097)
Share Transactions:
Proceeds from sale of shares	711,641,563	557,872,776
Proceeds from shares issued in connection with the tax-free transfer of assets from Bryn Mawr Income Common Trust Fund	54,469,968	--
Net asset value of shares issued to shareholders in payment of distributions declared	34,997,060	30,125,554
Cost of shares redeemed	(535,931,881)	(491,915,324)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	265,176,710	96,083,006
Change in net assets	290,217,206	59,442,478
Net Assets:
Beginning of period	1,431,577,947	1,372,135,469
End of period (including undistributed net investment income of $2,565,772 and $2,419,197, respectively)	$1,721,795,153	$1,431,577,947

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2006

1. ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers six classes of shares: Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of Class A Shares, Class B Shares, Class C Shares and Class K Shares are presented separately. The investment objective of the Fund is to provide total return.

On June 23, 2006, the Fund received assets from Bryn Mawr Income Common Trust Fund, as a result of a tax-free reorganization, as follows:

Institutional Service Shares of the Fund Issued	Bryn Mawr Income Common Trust Fund Net Assets Received	Unrealized Depreciation [1]	Net Assets of Fund Prior to Combination	Net Assets of Bryn Mawr Income Common Trust Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
5,314,143	$54,469,968	$1,334,585	$1,439,056,923	$54,469,968	$1,493,526,891

1 Unrealized Depreciation is included in the Bryn Mawr Income Common Trust Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for investments in other open-end regulated investment companies, based on net asset value;
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Directors, although the actual calculation may be done by others.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust, (Core Trust) which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to provide total return. Federated receives no advisory or administrative fees from the Funds within the Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in portfolios of Federated Core Trust II (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees from the Funds within the Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares bear distribution and shareholder services fees unique to those classes and Class K bears certain transfer and dividend disbursing agent fees unique to that class. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index or other reference instrument. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. For the year ended November 30, 006, the Fund had net realized losses of $30,000 on swap contracts.

The Fund utilized credit default swap contracts. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. If the Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund will receive the full notional value of the reference obligation that may have little or no value. As a seller, the Fund receives a fixed rate of income throughout the term of the contract provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if the Fund had invested in the reference obligation directly. The cash paid or received on a credit default swap is recognized as realized gains or losses when such a payment is paid or received.

Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract, from unanticipated changes in the value of the financial index on which the swap agreement is based, or from unfavorable changes in market conditions or interest rates.

Swap contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.

Futures Contracts

The Fund can buy and sell bond interest rate futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended November 30, 2006, the Fund had net realized losses on futures contracts of $133,774.

Futures contracts outstanding at period end, if any, are listed after the Fund's portfolio of investments.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At November 30, 2006, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of November 30, 2006, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$256,539,354	$264,155,000

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Fund's Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

Year Ended November 30	2006		2005
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	36,804,478	$385,236,532	24,932,970	$267,724,329
Shares issued to shareholders in payment of distributions declared	821,989	8,616,817	637,223	6,829,922
Shares redeemed	(18,894,768)	(197,687,323)	(17,367,639)	(186,193,775)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	18,731,699	$196,166,026	8,202,554	$88,360,476

Year Ended November 30	2006		2005
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	18,945,963	$198,445,205	19,623,422	$210,622,689
Shares issued in connection with the tax-free transfer of assets from Bryn Mawr Income Common Trust Fund	5,314,143	54,469,968	--	--
Shares issued to shareholders in payment of distributions declared	1,764,676	18,491,343	1,539,713	16,503,375
Shares redeemed	(23,752,565)	(248,057,292)	(20,873,552)	(223,837,763)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	2,272,217	$23,349,224	289,583	$3,288,301

Year Ended November 30	2006		2005
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	7,079,806	$74,087,158	4,580,610	$49,120,144
Shares issued to shareholders in payment of distributions declared	355,104	3,723,521	261,642	2,803,317
Shares redeemed	(3,323,574)	(34,758,931)	(2,711,765)	(29,073,705)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	4,111,336	$43,051,748	2,130,487	$22,849,756

Year Ended November 30	2006		2005
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	271,329	$2,830,143	401,752	$4,313,936
Shares issued to shareholders in payment of distributions declared	128,690	1,348,275	144,733	1,551,978
Shares redeemed	(1,435,839)	(15,001,033)	(1,410,227)	(15,121,395)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,035,820)	$(10,822,615)	(863,742)	$(9,255,481)

Year Ended November 30	2006		2005
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	808,873	$8,473,829	824,793	$8,846,131
Shares issued to shareholders in payment of distributions declared	106,057	1,111,174	115,236	1,235,856
Shares redeemed	(1,354,199)	(14,175,730)	(1,724,330)	(18,484,817)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(439,269)	$(4,590,727)	(784,301)	$(8,402,830)

Year Ended November 30	2006		2005
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	4,082,389	$42,568,696	1,606,539	$17,245,547
Shares issued to shareholders in payment of distributions declared	162,788	1,705,930	112,044	1,201,106
Shares redeemed	(2,508,317)	(26,251,572)	(1,799,537)	(19,203,869)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	1,736,860	$18,023,054	(80,954)	$(757,216)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	25,377,023	$265,176,710	8,893,627	$96,083,006

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, discount accretion/premium amortization on debt securities and tax allocated income from partnerships.

For the year ended November 30, 2006, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized (Losses)
$(894,629)	$2,764,370	$(1,869,741)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2006 and 2005, was as follows:

	2006	2005
Ordinary income [1]	$73,278,908	$64,722,097

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of November 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,406,696
Net unrealized appreciation	$27,294,831
Capital loss carryforward	$(11,625,118)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales and discount accretion/premium amortization on debt securities.

At November 30, 2006, the cost of investments for federal tax purposes was $1,965,392,022. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, from futures contracts and from swap contracts was $27,292,101. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $31,243,427 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,951,326.

At November 30, 2006, the Fund had a capital loss carryforward of $11,625,118 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2010	$2,891,335
2014	$8,733,783

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. For the year ended November 30, 2006, the Adviser voluntarily waived $2,951,705 of its fee. In addition, the Adviser reimbursed $772,087 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the year ended November 30, 2006, the net fee paid to FAS was 0.076% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses up to the percentages as shown in the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

For the year ended November 30, 2006, FSC voluntarily waived $1,237,313 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2006, FSC retained $517,963 of fees paid by the Fund.

Sales Charges

For the year ended November 30, 2006, FSC retained $13,107 in sales charges from the sale of Class A Shares. FSC also retained $1,084 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the year ended November 30, 2006, FSSC voluntarily waived $641,524 of its fee. For the year ended November 30, 2006, FSSC received $82,569 of fees paid by the Fund.

Commencing on August 1, 2005, and continuing through November 9, 2005, FSSC reimbursed daily a portion of the shareholder services fee for Institutional Service Shares. This reimbursement resulted from an administrative delay in the implementation of contractual terms of shareholder service fee agreements. This reimbursement amounted to $34,442 for the year ended November 30, 2005.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses (including the distribution (12b-1) fee) so that the total operating expenses paid by the Fund's Institutional Shares, Institutional Service Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 0.35%, 0.65%, 0.90%, 1.45%, 1.45% and 1.10%, respectively, for the fiscal year ending November 30, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after January 31, 2008.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. The Adviser was not paid an investment adviser fee by the affiliated mutual funds listed below. Therefore, the Adviser was not required to reimburse the Fund any investment adviser fee in connection with the investments in affiliated mutual funds listed below. Transactions with affiliated companies during the year ended November 30, 2006 are as follows:

Affiliates	Balance of Shares Held 11/30/2005	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 11/30/2006	Value	Dividend Income/ Allocated Interest Income
Emerging Markets Fixed Income Core Fund	1,376,289	1,890,629	1,675,753	1,591,165	$ 32,928,872	$ 1,574,900
Federated Mortgage Core Portfolio	47,972,559	30,643,746	6,091,371	72,524,934	722,348,339	29,438,591
High Yield Bond Portfolio	13,074,465	1,782,077	2,150,286	12,706,256	87,037,852	7,066,288
TOTAL OF AFFILIATED TRANSACTIONS	62,423,313	34,316,452	9,917,410	86,822,355	$842,315,063	$38,079,779

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2006, were as follows:

Purchases	$564,696,937
Sales	$318,278,598

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years no later than May 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Funds' financial statement disclosures.

9. SUBSEQUENT EVENT

On December 21, 2006, the Corporation entered into a $150,000,000 unsecured, uncommitted discretionary line of credit (LOC) with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS OF FEDERATED TOTAL RETURN SERIES, INC. AND SHAREHOLDERS OF FEDERATED TOTAL RETURN BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Total Return Bond Fund (the "Fund"), one of the portfolios constituting Federated Total Return Series, Inc., as of November 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period then ended were audited by another independent registered public accounting firm whose report, dated January 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Total Return Bond Fund of Federated Total return Series, Inc. at November 30, 2006, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
January 12, 2007

Board of Directors and Corporation Officers

The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Corporation comprised three portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 DIRECTOR Began serving: October 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: March 1995	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: October 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: October 1993	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: April 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, WinsorTech.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: October 1993	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: April 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA DIRECTOR Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: April 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 Saint Vincent College Latrobe, PA DIRECTOR Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: November 1993	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SR. VICE PRESIDENT Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations : Joseph M. Balestrino is Vice President of the Corporation. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Evaluation and Approval of Advisory Contract

FEDERATED TOTAL RETURN BOND FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For the periods ending December 31, 2005, the Fund's performance for the three year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Got to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Total Return Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428Q507
Cusip 31428Q101

28123 (1/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is
"independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy, Jr., Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            (a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $63,000

                  Fiscal year ended 2005 - $59,685

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $1,509
      respectively.  Fiscal year ended 2005 - Sarbanes Oxley sec. 302 procedures.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2006 - $0

                  Fiscal year ended 2005 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $9,412
      respectively.  Fiscal year ended 2005- Executive compensation analysis.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-
approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit
Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman.  The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the
Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

      (1)         The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment
                  adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;
      (2)         Such services were not recognized by the registrant, the
                  registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the
                  registrant  at the time of the engagement to be non-audit
                  services; and
      (3)         Such services are promptly brought to the attention of the
                  Audit Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit
Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

            4(b)

                  Fiscal year ended 2006 - 0%

                  Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(c)

                  Fiscal year ended 2006 - 0%

                  Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(d)

                  Fiscal year ended 2006 - 0%

                  Fiscal year ended 2005 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:,
                  Fiscal year ended 2006 - $157,119

                  Fiscal year ended 2005 - $71,493

(h)         The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED TOTAL RETURN SERIES, INC.

BY          /S/ RICHARD A. NOVAK
                             (INSERT NAME AND TITLE)

            Richard A. Novak, Principal Financial Officer
DATE        January 23, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE

            J. Christopher Donahue, Principal Executive Officer
DATE        January 23, 2007

BY          /S/ RICHARD A. NOVAK

            Richard A. Novak, Principal Financial Officer
DATE        January 23, 2007